UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22175

ALPS ETF TRUST
 (Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Abigail J. Murray, Esq., Secretary
ALPS ETF Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  November 30

Date of reporting period: June 1, 2016 – August 31, 2016

Item 1. Schedule of Investments.

Alerian MLP ETF	SCHEDULE OF INVESTMENTS
	August 31, 2016 (Unaudited)

Security Description	Shares	Value
Master Limited Partnerships (100.63%)
Gathering & Processing (25.78%)
Antero Midstream Partners LP	4,374,471	$120,560,421
DCP Midstream Partners LP	5,899,463	193,325,403
EnLink Midstream Partners LP	9,710,801	171,395,638
MPLX LP	16,287,557	539,606,763
ONEOK Partners LP	10,309,806	399,504,982
Western Gas Partners LP	5,075,447	255,396,493
Williams Partners LP	16,221,714	618,047,303
Total Gathering & Processing		2,297,837,003

Other | Liquefaction (0.89%)
Cheniere Energy Partners LP	2,941,505	79,302,975

Pipeline Transportation | Natural Gas (28.65%)
Boardwalk Pipeline Partners LP	8,115,451	131,713,769
Energy Transfer Partners LP	23,844,235	952,338,746
Enterprise Products Partners LP	31,145,451	822,239,906
EQT Midstream Partners LP	3,633,254	285,610,097
Spectra Energy Partners LP	4,347,198	198,362,645
TC PipeLines LP	3,127,982	164,250,335
Total Pipeline Transportation | Natural Gas		2,554,515,498

Pipeline Transportation | Petroleum (45.31%)
Buckeye Partners LP	8,462,947	594,606,656
Enbridge Energy Partners LP	14,057,911	326,987,010
Genesis Energy LP	6,183,756	221,316,627
Magellan Midstream Partners LP	12,342,615	868,056,113
NGL Energy Partners LP	6,197,467	112,422,051
NuStar Energy LP	4,199,172	201,560,256
Phillips 66 Partners LP	2,384,148	117,943,802
Plains All American Pipeline LP	24,771,963	695,101,282
Shell Midstream Partners LP	5,652,380	172,228,019
Sunoco Logistics Partners LP	14,244,389	421,633,914
Tallgrass Energy Partners LP	2,520,450	116,142,336
Tesoro Logistics LP	3,978,153	190,792,218
Total Pipeline Transportation | Petroleum		4,038,790,284

Total Master Limited Partnerships
(Cost $8,207,726,325)		8,970,445,760

7 Day Yield		Shares	Value
Short Term Investments (0.17%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.359%	15,119,994	15,119,994
Total Short Term Investments
(Cost $15,119,994)			15,119,994

Total Investments (100.80%)
(Cost $8,222,846,319)			$8,985,565,754

Liabilities in Excess of Other Assets (-0.80%)			(71,448,687)

Net Assets (100.00%)			$8,914,117,067

See Notes to Quarterly Schedule of Investments.

Alerian Energy Infrastructure ETF	SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

Security Description	Shares	Value
Canadian Energy Infrastructure Companies (24.05%)
Energy (24.05%)
AltaGas, Ltd.	11,301	$292,478
Enbridge, Inc.	17,404	686,392
Gibson Energy, Inc.	9,949	135,648
Inter Pipeline, Ltd.	23,995	521,837
Keyera Corp.	12,922	398,972
Pembina Pipeline Corp.	23,919	719,722
TransCanada Corp.	16,688	756,776
Veresen, Inc.	21,869	215,455
Total Energy		3,727,280

Total Canadian Energy Infrastructure Companies
(Cost $4,524,613)		3,727,280

U.S. Energy Infrastructure Companies (24.90%)
Energy (12.38%)
Kinder Morgan, Inc.	40,430	883,395
Macquarie Infrastructure Corp.	6,050	483,637
Targa Resources Corp.	12,652	551,374
Total Energy		1,918,406

Utilities (12.52%)
CenterPoint Energy, Inc.	31,520	708,254
Dominion Resources, Inc.	9,843	729,957
OGE Energy Corp.	16,134	502,252
Total Utilities		1,940,463

Total U.S. Energy Infrastructure Companies
(Cost $4,515,204)		3,858,869

U.S. Energy Infrastructure MLPs (24.68%)
Energy (24.29%)
Buckeye Partners LP	7,904	555,335
Cheniere Energy Partners LP	2,748	74,086
Energy Transfer Equity LP	49,878	892,816
Enterprise Products Partners LP	26,069	688,221
EQT GP Holdings LP	1,596	40,044
Magellan Midstream Partners LP	9,803	689,445
MPLX LP	15,209	503,874
NuStar GP Holdings LLC	2,065	50,159
Phillips 66 Partners LP	2,227	110,170
Shell Midstream Partners LP	5,278	160,821
Total Energy		3,764,971

Utilities (0.39%)
Western Gas Equity Partners LP	1,659	61,167

Total U.S. Energy Infrastructure MLPs
(Cost $4,760,286)		3,826,138

U.S. General Partners (25.99%)
Energy (25.99%)
Archrock, Inc.	14,937	164,606
EnLink Midstream LLC	10,307	171,612

Security Description	Shares	Value
Energy (continued)
ONEOK, Inc.	15,894	$745,270
Plains GP Holdings LP, Class A	63,329	720,684
SemGroup Corp., Class A	9,614	298,995
Spectra Energy Corp.	21,542	767,326
Tallgrass Energy GP LP	10,494	244,195
The Williams Cos., Inc.	32,786	916,041
Total Energy		4,028,729

Total U.S. General Partners
(Cost $5,295,879)		4,028,729

7 Day Yield		Shares	Value
Short Term Investments (0.21%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.359%	32,853	32,853

Total Short Term Investments
(Cost $32,853)			32,853

Total Investments (99.83%)
(Cost $19,128,835)			$15,473,869

Net Other Assets and Liabilities (0.17%)			26,272

Net Assets (100.00%)			$15,500,141

See Notes to Quarterly Schedule of Investments.

ALPS Emerging Sector Dividend Dogs ETF	SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.73%)
Brazil (12.04%)
Cia Brasileira de Distribuicao, Sponsored ADR	25,218	$394,914
Cia Siderurgica Nacional SA(a)	157,091	419,337
Natura Cosmeticos SA	48,995	472,927
Telefonica Brasil SA, ADR	26,415	394,640
TOTVS SA	36,017	333,937
Total Brazil		2,015,755

Chile (3.52%)
AES Gener SA	686,229	274,615
SONDA SA	176,413	315,249
Total Chile		589,864

China (10.07%)
China Oilfield Services, Ltd., Class H	370,000	290,465
China Shenhua Energy Co., Ltd., Class H	192,000	345,016
Country Garden Holdings Co., Ltd.	808,000	410,377
Lenovo Group, Ltd.	508,000	342,485
Sinopec Engineering Group Co., Ltd.	360,000	298,393
Total China		1,686,736

Colombia (1.84%)
Almacenes Exito SA	62,654	307,758

Czech Republic (1.89%)
CEZ A.S.	18,124	316,321

India (3.59%)
Dr Reddy's Laboratories, Ltd., ADR	7,060	321,300
Infosys, Ltd., Sponsored ADR	17,607	279,247
Total India		600,547

Indonesia (11.37%)
Indocement Tunggal Prakarsa Tbk PT	258,600	345,060
Indofood Sukses Makmur Tbk PT	579,900	346,454
Kalbe Farma Tbk PT	2,981,200	403,411
Perusahaan Gas Negara Persero Tbk	1,680,000	382,480
United Tractors Tbk PT	302,200	427,158
Total Indonesia		1,904,563

Malaysia (9.66%)
Astro Malaysia Holdings Bhd	457,300	332,643
British American Tobacco Malaysia Bhd	25,127	304,957
Sime Darby Bhd	172,100	334,822
UMW Holdings Bhd	232,400	319,188
YTL Power International Bhd	886,318	325,635
Total Malaysia		1,617,245
Security Description	Shares	Value
Poland (9.27%)
Bank Handlowy w Warszawie SA	17,112	$318,742
Bank Pekao SA	8,475	284,607
KGHM Polska Miedz SA	20,680	387,583
PGE Polska Grupa Energetyczna SA	94,403	278,739
Powszechny Zaklad Ubezpieczen SA	40,083	283,571
Total Poland		1,553,242

Russia (7.70%)
Gazprom PAO, Sponsored ADR	72,855	294,699
Lukoil PJSC, Sponsored ADR	7,753	347,722
MMC Norilsk Nickel PJSC, ADR	23,267	350,401
Mobile Telesystems PJSC, Sponsored ADR	36,593	297,501
Total Russia		1,290,323

South Africa (10.08%)
Coronation Fund Managers, Ltd.	74,753	354,596
Imperial Holdings, Ltd.	33,265	356,860
Life Healthcare Group Holdings, Ltd.	135,087	353,751
MTN Group, Ltd.	34,691	283,625
Netcare, Ltd.	151,996	339,619
Total South Africa		1,688,451

Thailand (9.46%)
Bangkok Dusit Medical Services Pcl	471,900	320,367
BEC World Pcl	460,270	297,845
BTS Group Holdings Pcl	1,234,420	322,731
Delta Electronics Thailand Pcl	161,024	344,232
Total Access Communication Pcl, NVDR	299,500	298,501
Total Thailand		1,583,676

Turkey (9.24%)
Eregli Demir ve Celik Fabrikalari TAS	229,209	344,885
Tofas Turk Otomobil Fabrikasi AS	39,155	288,090
Tupras Turkiye Petrol Rafinerileri AS	14,760	288,967
Turk Traktor ve Ziraat Makineleri AS	11,372	332,033
Turkcell Iletisim Hizmetleri AS	87,311	293,157
Total Turkey		1,547,132

TOTAL COMMON STOCKS
(Cost $16,782,483)		16,701,613

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.18%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.359%	29,827	$29,827

TOTAL SHORT TERM INVESTMENTS
(Cost $29,827)			29,827

TOTAL INVESTMENTS (99.91%)
(Cost $16,812,310)			$16,731,440

Value

NET OTHER ASSETS AND LIABILITIES (0.09%)	$14,731

NET ASSETS (100.00%)	$16,746,171

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS EQUAL SECTOR WEIGHT ETF	SCHEDULE OF INVESTMENTS
	August 31, 2016 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE TRADED FUNDS (99.95%)
Consumer Discretionary (11.05%)
Consumer Discretionary Select Sector SPDR® Fund	195,051	$15,713,309

Consumer Staples (10.88%)
Consumer Staples Select Sector SPDR® Fund	284,278	15,470,409

Energy (10.96%)
Energy Select Sector SPDR® Fund	227,210	15,572,973

Financials (11.62%)
Financial Select Sector SPDR® Fund	672,285	16,511,320

Healthcare (11.10%)
Health Care Select Sector SPDR® Fund	216,931	15,783,899

Industrials (11.24%)
Industrial Select Sector SPDR® Fund	272,750	15,980,422

Materials (11.01%)
Materials Select Sector SPDR® Fund	321,973	15,654,327

Technology (11.67%)
Technology Select Sector SPDR® Fund	353,086	16,591,511

Utilities (10.42%)
Utilities Select Sector SPDR® Fund	300,759	14,806,366

TOTAL EXCHANGE TRADED FUNDS
(Cost $114,022,186)		142,084,536

7 DAY YIELD		SHARES	VALUE
SHORT TERM INVESTMENTS (0.06%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.359%	82,571	82,571

TOTAL SHORT TERM INVESTMENTS
(Cost $82,571)			82,571

TOTAL INVESTMENTS (100.01%)
(Cost $114,104,757)			$142,167,107

NET LIABILITIES LESS OTHER ASSETS (-0.01%)			(18,118)

NET ASSETS (100.00%)			$142,148,989

Common Abbreviations:
SPDR® - Standard & Poor's Depositary Receipts

See Notes to Quarterly Schedule of Investments.

ALPS International Sector Dividend Dogs ETF	SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.02%)
Australia (22.25%)
Amcor, Ltd.	286,221	$3,441,751
Aurizon Holdings, Ltd.	910,112	3,002,738
Australia & New Zealand Banking Group, Ltd.	170,842	3,453,862
BHP Billiton, Ltd.	220,781	3,389,909
National Australia Bank, Ltd.	159,570	3,278,746
Suncorp Group, Ltd.	333,558	3,186,214
Telstra Corp., Ltd.	761,753	3,011,327
Wesfarmers, Ltd.	101,605	3,240,772
Westpac Banking Corp.	138,832	3,073,834
Woodside Petroleum, Ltd.	154,005	3,313,708
Woolworths, Ltd.	193,066	3,440,293
Total Australia		35,833,154

Finland (3.85%)
Fortum OYJ	191,408	2,954,924
UPM-Kymmene OYJ	161,309	3,240,578
Total Finland		6,195,502

France (7.75%)
Bouygues SA	98,516	3,124,164
Engie SA	192,913	3,074,991
Sanofi	38,660	2,978,527
Vivendi SA	171,003	3,315,154
Total France		12,492,836

Germany (2.03%)
BASF SE	40,142	3,264,200

Hong Kong (2.17%)
Sands China, Ltd.	889,000	3,495,240

Italy (1.85%)
Eni SpA	197,747	2,986,612

Japan (8.14%)
Canon, Inc.	105,563	3,024,102
Ricoh Co., Ltd.	361,000	3,255,333
Takeda Pharmaceutical Co., Ltd.	71,489	3,150,726
Tokyo Electron, Ltd.	40,100	3,685,022
Total Japan		13,115,183

Netherlands (1.82%)
Royal Dutch Shell Plc, Class A	119,382	2,931,620
Security Description	Shares	Value
Norway (4.05%)
Orkla ASA	346,960	$3,176,988
Telenor ASA	191,704	3,347,386
Total Norway		6,524,374

Portugal (1.96%)
EDP - Energias de Portugal SA	940,316	3,151,871

Singapore (4.18%)
Jardine Cycle & Carriage, Ltd.	124,900	3,896,106
Keppel Corp., Ltd.	745,200	2,833,232
Total Singapore		6,729,338

Spain (7.90%)
Abertis Infraestructuras SA	206,347	3,195,908
Banco Santander SA	704,279	3,158,064
Repsol SA	240,158	3,225,327
Telefonica SA	313,129	3,153,997
Total Spain		12,733,296

Sweden (3.76%)
Telefonaktiebolaget LM Ericsson, Class B	415,395	2,962,376
Telia Co. AB	684,094	3,090,176
Total Sweden		6,052,552

Switzerland (1.90%)
Novartis AG, Registered Shares	38,809	3,054,056

United Kingdom (25.41%)
AstraZeneca Plc	55,822	3,598,430
BAE Systems Plc	447,716	3,165,942
BP Plc	579,042	3,253,622
British American Tobacco Plc	50,900	3,158,161
Centrica Plc	1,057,884	3,231,190
GlaxoSmithKline Plc	151,857	3,268,349
Imperial Brands Plc	58,499	3,067,728
Marks & Spencer Group Plc	584,194	2,644,314
Pearson Plc	269,919	3,067,717
Rio Tinto, Ltd.	94,370	3,375,973
SSE Plc	140,497	2,774,787
The Sage Group Plc	348,377	3,316,669
Vodafone Group Plc	998,872	3,014,873
Total United Kingdom		40,937,755

TOTAL COMMON STOCKS
(Cost $174,312,387)		159,497,589

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.20%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.359%	324,389	324,389

Value

TOTAL SHORT TERM INVESTMENTS
(Cost $324,389)	$324,389

TOTAL INVESTMENTS (99.22%)
(Cost $174,636,776)	159,821,978

NET OTHER ASSETS AND LIABILITIES (0.78%)	1,253,429

NET ASSETS (100.00%)	$161,075,407

See Notes to Quarterly Schedule of Investments.

ALPS MEDICAL BREAKTHROUGHS ETF	SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.97%)
Biotechnology (57.69%)
ACADIA Pharmaceuticals, Inc.(a)(b)	150,230	$4,826,890
Acceleron Pharma, Inc.(b)	49,094	1,473,311
Achillion Pharmaceuticals, Inc.(b)	180,160	1,488,122
Acorda Therapeutics, Inc.(b)	60,775	1,463,462
Adamas Pharmaceuticals, Inc.(b)	27,968	382,323
Aduro Biotech, Inc.(a)(b)	85,948	1,211,007
Advanced Accelerator Applications SA, ADR(a)(b)	52,250	1,798,967
Akebia Therapeutics, Inc.(b)	50,518	410,711
Alder Biopharmaceuticals, Inc.(b)	66,473	2,191,615
AMAG Pharmaceuticals, Inc.(b)	45,997	1,096,108
Applied Genetic Technologies Corp.(b)	23,995	306,656
Ardelyx, Inc.(b)	46,063	459,248
Atara Biotherapeutics, Inc.(b)	38,237	747,151
Bluebird Bio, Inc.(a)(b)	49,144	2,424,765
Celldex Therapeutics, Inc.(a)(b)	131,318	435,976
Chimerix, Inc.(b)	61,470	295,671
Clovis Oncology, Inc.(a)(b)	51,062	1,264,806
Emergent BioSolutions, Inc.(b)	53,290	1,420,178
Enanta Pharmaceuticals, Inc.(b)	25,215	554,478
Epizyme, Inc.(b)	76,121	556,444
Exelixis, Inc.(b)	304,272	3,392,633
Five Prime Therapeutics, Inc.(b)	37,510	1,649,690
Halozyme Therapeutics, Inc.(b)	171,724	1,682,895
Infinity Pharmaceuticals, Inc.(b)	65,772	99,973
Insmed, Inc.(b)	82,312	1,065,940
Intercept Pharmaceuticals, Inc.(a)(b)	32,715	4,851,962
Ionis Pharmaceuticals, Inc.(b)	160,665	4,763,717
Juno Therapeutics, Inc.(a)(b)	138,010	4,082,336
Kite Pharma, Inc.(a)(b)	65,350	3,765,467
Ligand Pharmaceuticals, Inc.(b)	27,696	2,861,274
Loxo Oncology, Inc.(a)(b)	28,419	782,659
MacroGenics, Inc.(b)	45,956	1,369,948
Neurocrine Biosciences, Inc.(b)	115,272	5,586,081
OncoMed Pharmaceuticals, Inc.(b)	40,300	402,597
Ophthotech Corp.(b)	47,049	2,484,658
Otonomy, Inc.(b)	40,060	658,987
PDL BioPharma, Inc.	219,636	639,141
Portola Pharmaceuticals, Inc.(b)	75,116	1,529,362
Pronai Therapeutics, Inc.(a)(b)	40,139	73,454
PTC Therapeutics, Inc.(a)(b)	45,579	374,204
Sage Therapeutics, Inc.(b)	42,649	1,585,263
Spark Therapeutics, Inc.(b)	36,442	2,061,888
Syndax Pharmaceuticals, Inc.(a)(b)	23,653	335,400
Ultragenyx Pharmaceutical, Inc.(b)	51,906	3,421,644
Zafgen, Inc.(b)	36,278	108,471
Total Biotechnology		74,437,533

Security Description	Shares	Value
Pharmaceuticals (42.28%)
Aerie Pharmaceuticals, Inc.(b)	35,288	$683,176
Agios Pharmaceuticals, Inc.(a)(b)	50,446	1,858,431
Aimmune Therapeutics, Inc.(b)	56,201	830,089
Akorn, Inc.(b)	158,862	4,276,565
Aralez Pharmaceuticals, Inc.(b)	85,080	422,848
Axovant Sciences, Ltd.(b)	131,889	2,164,298
Catalent, Inc.(b)	165,823	4,183,714
Concert Pharmaceuticals, Inc.(b)	29,554	287,265
DBV Technologies SA, Sponsored ADR(b)	64,129	2,217,581
Depomed, Inc.(b)	81,271	1,648,989
Eagle Pharmaceuticals, Inc.(a)(b)	20,801	1,242,860
Endo International PLC(b)	296,191	6,131,154
FibroGen, Inc.(b)	83,075	1,438,028
Flexion Therapeutics, Inc.(b)	28,693	478,599
Galapagos NV, Sponsored ADR(a)(b)	61,337	3,330,599
Horizon Pharma Plc(b)	213,307	4,010,172
Immune Design Corp.(a)(b)	26,805	188,975
Impax Laboratories, Inc.(b)	98,186	2,375,119
Inotek Pharmaceuticals Corp.(a)(b)	35,151	249,572
Ironwood Pharmaceuticals, Inc.(b)	170,899	2,279,793
Lannett Co., Inc.(b)	48,882	1,655,145
MediciNova, Inc.(a)(b)	42,910	252,740
Neuroderm, Ltd.(b)	28,798	470,559
Ocular Therapeutix, Inc.(a)(b)	32,944	210,512
Pacira Pharmaceuticals, Inc.(b)	49,440	1,959,307
Radius Health, Inc.(b)	57,250	3,139,590
Regulus Therapeutics, Inc.(a)(b)	70,210	222,566
Revance Therapeutics, Inc.(a)(b)	37,866	532,017
SciClone Pharmaceuticals, Inc.(b)	66,392	668,567
Seres Therapeutics, Inc.(a)(b)	52,571	550,418
Sucampo Pharmaceuticals, Inc., Class A(b)	60,910	667,574
Supernus Pharmaceuticals, Inc.(b)	65,742	1,405,564
TherapeuticsMD, Inc.(a)(b)	261,072	1,796,175
Trevena, Inc.(b)	69,401	470,539
Vitae Pharmaceuticals, Inc.(a)(b)	38,362	265,081
Total Pharmaceuticals		54,564,181

TOTAL COMMON STOCKS
(Cost $161,576,621)		129,001,714

RIGHTS (0.00%)(c)
Biotechnology (0.00%)(c)
Dyax Corp. - CVR, (Expiring 12/31/2019)(b)	170,016	1,700
Prosensa Holding NV - CVR, (Expiring 2/15/2017)(b)	3,423	3,081
Total Biotechnology		4,781

TOTAL RIGHTS
(Cost $3,697)		4,781

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (17.94%)
Money Market Fund (0.06%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio
(Cost $78,441)	0.359%	78,441	$78,441

Investments Purchased with Collateral from Securities Loaned (17.88%)
State Street Navigator Securities Lending Prime Portfolio, 0.41%
(Cost $23,071,614)		23,071,614	23,071,614

TOTAL SHORT TERM INVESTMENTS
(Cost $23,150,055)			23,150,055

TOTAL INVESTMENTS (117.91%)
(Cost $184,730,373)			$152,156,550

NET LIABILITIES LESS OTHER ASSETS (17.91%)			(23,110,062)

NET ASSETS (100.00%)			$129,046,488

(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $22,080,123.
(b)	Non-income producing security.
(c)	Less than 0.005% of Net Assets.

See Notes to Quarterly Schedule of Investments.

ALPS Sector Dividend Dogs ETF	SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.34%)
Consumer Discretionary (9.94%)
Coach, Inc.	762,687	$29,119,390
Ford Motor Co.	2,203,656	27,766,065
Garmin, Ltd.	679,090	33,329,737
Mattel, Inc.	928,806	30,771,343
Wynn Resorts, Ltd.	287,403	25,670,836
Total Consumer Discretionary		146,657,371

Consumer Staples (9.76%)
Altria Group, Inc.	436,553	28,851,788
The Coca-Cola Co.	627,680	27,260,142
Philip Morris International, Inc.	284,950	28,475,053
The Procter & Gamble Co.	346,964	30,293,427
Wal-Mart Stores, Inc.	405,770	28,988,209
Total Consumer Staples		143,868,619

Energy (10.24%)
ConocoPhillips	648,579	26,624,168
Kinder Morgan, Inc.	1,648,617	36,022,281
National Oilwell Varco, Inc.	824,084	27,639,777
ONEOK, Inc.	638,819	29,954,223
Spectra Energy Corp.	864,306	30,786,580
Total Energy		151,027,029

Financials (10.46%)
Cincinnati Financial Corp.	409,661	31,588,960
Invesco, Ltd.	1,015,745	31,681,086
MetLife, Inc.	669,948	29,075,743
Navient Corp.	2,229,168	32,055,436
People's United Financial, Inc.	1,838,695	29,878,794
Total Financials		154,280,019

Health Care (10.20%)
AbbVie, Inc.	473,255	30,335,645
Baxter International, Inc.	648,848	30,320,667
Johnson & Johnson	246,696	29,440,701
Merck & Co., Inc.	508,148	31,906,613
Pfizer, Inc.	817,986	28,465,913
Total Health Care		150,469,539

Industrials (10.28%)
Caterpillar, Inc.	379,672	31,114,121
Cummins, Inc.	248,838	31,256,541
Eaton Corp. Plc	468,476	31,172,393
Emerson Electric Co.	547,476	28,841,036
Pitney Bowes, Inc.	1,554,520	29,162,795
Total Industrials		151,546,886

Information Technology (11.28%)
CA, Inc.	875,040	29,672,606
HP, Inc.	2,138,342	30,727,975
Security Description	Shares	Value
Information Technology (continued)
International Business Machines Corp.	189,449	$30,099,657
QUALCOMM, Inc.	536,276	33,822,927
Seagate Technology Plc	1,247,509	42,090,954
Total Information Technology		166,414,119

Materials (10.15%)
The Dow Chemical Co.	540,789	29,007,922
International Paper Co.	668,553	32,418,135
LyondellBasell Industries NV, Class A	358,750	28,301,787
The Mosaic Co.	1,070,350	32,185,425
Nucor Corp.	571,633	27,729,917
Total Materials		149,643,186

Telecommunication Services (7.71%)
AT&T, Inc.	715,792	29,261,577
CenturyLink, Inc.	1,070,760	29,767,128
Frontier Communications Corp.	5,649,236	25,986,486
Verizon Communications, Inc.	548,025	28,678,148
Total Telecommunication Services		113,693,339

Utilities (9.32%)
CenterPoint Energy, Inc.	1,247,509	28,031,527
Duke Energy Corp.	355,351	28,307,261
Entergy Corp.	367,026	28,701,433
NRG Energy, Inc.	1,937,423	23,462,192
The Southern Co.	564,808	28,991,595
Total Utilities		137,494,008

TOTAL COMMON STOCKS
(Cost $1,328,751,818)		1,465,094,115

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.24%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.359%	3,560,428	3,560,428

TOTAL SHORT TERM INVESTMENTS
(Cost $3,560,428)			3,560,428

TOTAL INVESTMENTS (99.58%)
(Cost $1,332,312,246)			$1,468,654,543

NET OTHER ASSETS AND LIABILITIES (0.42%)			6,171,482

NET ASSETS (100.00%)			$1,474,826,025

See Notes to Quarterly Schedule of Investments.

BARRON'S 400SM ETF	SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (96.49%)
Consumer Discretionary (19.52%)
American Axle & Manufacturing Holdings, Inc.(a)	25,802	$442,246
American Eagle Outfitters, Inc.	23,818	441,586
Asbury Automotive Group, Inc.(a)	6,648	357,131
Bassett Furniture Industries, Inc.	12,204	302,171
Bed Bath & Beyond, Inc.	7,854	364,190
Best Buy Co., Inc.	12,158	467,840
BJ's Restaurants, Inc.(a)	8,856	351,760
Carter's, Inc.	3,782	360,387
Cato Corp., Class A	10,559	361,963
Cavco Industries, Inc.(a)	4,456	465,964
Chuy's Holdings, Inc.(a)	12,359	374,231
Cinemark Holdings, Inc.	11,028	426,232
Columbia Sportswear Co.	6,407	359,881
Comcast Corp., Class A	6,508	424,712
Cooper Tire & Rubber Co.	10,585	359,784
Cooper-Standard Holding, Inc.(a)	5,218	516,843
Cracker Barrel Old Country Store, Inc.	2,606	396,399
Diamond Resorts International, Inc.(a)(b)	15,924	481,064
Dick's Sporting Goods, Inc.	8,519	499,213
DineEquity, Inc.	4,161	324,516
Dollar General Corp.	4,545	333,648
Dorman Products, Inc.(a)	7,467	470,944
Drew Industries, Inc.	6,238	635,340
DSW, Inc., Class A	13,639	326,654
Five Below, Inc.(a)	9,907	441,456
Foot Locker, Inc.	6,121	401,782
Ford Motor Co.	29,217	368,134
Fossil Group, Inc.(a)	8,250	235,620
Fox Factory Holding Corp.(a)	24,525	509,139
General Motors Co.	12,445	397,244
Gentex Corp.	24,795	441,103
Gentherm, Inc.(a)	9,742	321,194
G-III Apparel Group, Ltd.(a)	7,260	229,198
Grand Canyon Education, Inc.(a)	9,317	386,935
Harley-Davidson, Inc.	8,165	430,295
Hasbro, Inc.	4,920	402,161
Hibbett Sports, Inc.(a)	11,024	422,991
Hilton Worldwide Holdings, Inc.	18,302	436,869
Home Depot, Inc.	2,982	399,946
HSN, Inc.	7,206	301,067
iRobot Corp.(a)	11,566	461,021
Las Vegas Sands Corp.	7,445	373,813
La-Z-Boy, Inc.	15,096	402,610
LGI Homes, Inc.(a)(b)	17,754	682,109
Lithia Motors, Inc., Class A	4,272	353,593
Lowe's Cos., Inc.	5,287	404,773
Nautilus, Inc.(a)	21,392	498,220
Nexstar Broadcasting Group, Inc., Class A(b)	8,343	439,843
NIKE, Inc., Class B	6,298	363,017
Security Description	Shares	Value
Consumer Discretionary (continued)
Norwegian Cruise Line Holdings, Ltd.(a)	7,987	$286,653
Nutrisystem, Inc.	19,835	571,645
NVR, Inc.(a)	235	396,398
Omnicom Group, Inc.	4,904	422,382
O'Reilly Automotive, Inc.(a)	1,430	400,328
PetMed Express, Inc.(b)	22,100	445,536
Polaris Industries, Inc.	4,061	351,845
Pool Corp.	4,702	474,291
Popeyes Louisiana Kitchen, Inc.(a)	7,354	401,014
Priceline Group, Inc.(a)	286	405,185
Red Robin Gourmet Burgers, Inc.(a)	6,037	303,420
Ross Stores, Inc.	6,648	413,772
Ruth's Hospitality Group, Inc.	22,488	336,420
Scripps Networks Interactive, Inc., Class A	5,940	376,418
Sinclair Broadcast Group, Inc., Class A	11,903	338,997
Skechers U.S.A., Inc., Class A(a)	11,940	290,261
Smith & Wesson Holding Corp.(a)	13,740	386,781
Starz, Class A(a)	13,700	427,303
Strayer Education, Inc.(a)	8,202	399,273
Sturm Ruger & Co., Inc.	5,292	324,347
TEGNA, Inc.	16,596	336,235
Tenneco, Inc.(a)	7,941	443,346
Texas Roadhouse, Inc.	9,260	409,940
Thor Industries, Inc.	6,388	518,386
Tiffany & Co.	5,524	394,248
TJX Cos., Inc.	5,083	393,628
Tractor Supply Co.	4,284	359,642
TRI Pointe Group, Inc.(a)	34,668	470,098
Ulta Salon Cosmetics & Fragrance, Inc.(a)	2,063	509,994
Urban Outfitters, Inc.(a)	12,061	432,387
Vail Resorts, Inc.	2,958	468,636
Walt Disney Co.	3,937	371,889
Williams-Sonoma, Inc.	6,637	349,372
Wyndham Worldwide Corp.	5,080	359,613
Total Consumer Discretionary		33,518,515

Consumer Staples (3.88%)
Altria Group, Inc.	6,249	412,996
Boston Beer Co., Inc., Class A(a)	2,128	388,679
Cal-Maine Foods, Inc.(b)	7,674	352,543
Church & Dwight Co., Inc.	4,223	419,851
CVS Health Corp.	3,822	356,975
Dr. Pepper Snapple Group, Inc.	4,266	399,724
Estee Lauder Cos., Inc., Class A	4,120	367,628
Ingredion, Inc.	3,652	500,178
John B Sanfilippo & Son, Inc.	5,752	295,768
Kroger Co.	10,132	324,123
Omega Protein Corp.(a)	20,685	521,469
Pilgrim's Pride Corp.(a)	16,141	372,534
Reynolds American, Inc.	7,584	375,939
Sprouts Farmers Market, Inc.(a)	13,666	307,895
Tyson Foods, Inc., Class A	5,796	438,004
USANA Health Sciences, Inc.(a)	3,267	446,729
Walgreens Boots Alliance, Inc.	4,752	383,534
Total Consumer Staples		6,664,569

Security Description	Shares	Value
Energy (1.70%)
Atwood Oceanics, Inc.(b)	42,385	$334,841
BP Prudhoe Bay Royalty Trust	22,554	387,703
DHT Holdings, Inc.	61,950	267,005
Marathon Petroleum Corp.	10,549	448,438
Ship Finance International, Ltd.(b)	28,009	422,656
Teekay Tankers, Ltd., Class A	97,369	254,133
Valero Energy Corp.	5,956	329,665
Western Refining, Inc.	18,821	473,536
Total Energy		2,917,977

Financials (18.65%)
American Equity Investment Life Holding Co.	26,206	461,750
Banc of California, Inc.	24,619	549,496
Bank of the Ozarks, Inc.	9,320	365,158
BankUnited, Inc.	10,860	349,149
Berkshire Hathaway, Inc., Class B(a)	2,753	414,299
BofI Holding, Inc.(a)(b)	19,998	429,957
Boston Private Financial Holdings, Inc.	35,012	450,954
Brookline Bancorp, Inc.	35,235	420,706
Cardinal Financial Corp.	19,484	523,145
Cathay General Bancorp	13,777	432,873
CBRE Group, Inc., Class A(a)	14,347	428,832
CenterState Banks, Inc.	25,822	464,279
Chemical Financial Corp.(b)	11,146	515,280
City Holding Co.	8,507	430,369
Columbia Banking System, Inc.	12,947	427,769
Credit Acceptance Corp.(a)(b)	2,080	415,272
Customers Bancorp, Inc.(a)	16,037	428,829
Diamond Hill Investment Group, Inc.(a)	2,162	409,375
Eagle Bancorp, Inc.(a)	7,939	410,923
Essent Group, Ltd.(a)	19,703	523,706
Everest Re Group, Ltd.	1,999	386,567
FactSet Research Systems, Inc.	2,634	468,931
Federated Investors, Inc., Class B	13,896	448,841
Federated National Holding Co.	18,938	345,997
Fifth Third Bancorp	22,488	453,358
First American Financial Corp.	10,660	459,339
First Republic Bank	5,846	449,908
Glacier Bancorp, Inc.	15,305	458,232
Hanmi Financial Corp.	17,736	465,215
HCI Group, Inc.	12,112	385,040
Heritage Insurance Holdings, Inc.	25,961	356,185
HFF, Inc., Class A(a)	14,186	380,327
Home BancShares, Inc.	18,853	441,160
Hope Bancorp, Inc.(a)	26,066	448,335
Huntington Bancshares, Inc.	40,016	400,560
Investment Technology Group, Inc.	18,040	277,455
Investors Bancorp, Inc.	33,728	413,168
Lakeland Financial Corp.	13,100	469,504
LegacyTexas Financial Group, Inc.	20,195	612,514
LendingTree, Inc.(a)(b)	4,291	416,227
Marcus & Millichap, Inc.(a)	16,274	423,938
MarketAxess Holdings, Inc.	3,137	528,710
Marsh & McLennan Cos., Inc.	6,533	441,827
Morningstar, Inc.	4,670	387,937
National General Holdings Corp.	18,452	420,521
Security Description	Shares	Value
Financials (continued)
New Residential Investment Corp., REIT	34,422	$493,956
Old Republic International Corp.	21,643	416,195
Oritani Financial Corp.	22,939	368,630
PacWest Bancorp	10,572	457,873
Piper Jaffray Cos.(a)	8,655	384,109
Popular, Inc.	14,089	553,839
PrivateBancorp, Inc.	9,988	458,949
Progressive Corp.(a)	11,612	378,087
Prosperity Bancshares, Inc.	8,733	484,419
S&P Global, Inc.	4,153	513,062
Santander Consumer USA Holdings, Inc.(a)	39,645	498,734
SEI Investments Co.	9,580	441,638
Selective Insurance Group, Inc.	11,164	445,444
ServisFirst Bancshares, Inc.	10,216	535,421
Signature Bank(a)	2,716	331,379
Simmons First National Corp., Class A	8,724	437,858
South State Corp.	5,959	452,824
T Rowe Price Group, Inc.	5,472	380,523
Towne Bank	21,405	509,225
United Insurance Holdings Corp.	22,462	353,776
Universal Insurance Holdings, Inc.(b)	20,803	515,498
Waddell & Reed Financial, Inc., Class A	15,798	293,843
Walker & Dunlop, Inc.(a)	16,489	436,958
Washington Federal, Inc.	17,484	463,326
Western Alliance Bancorp(a)	12,377	473,049
WisdomTree Investments, Inc.(b)	32,265	338,782
World Acceptance Corp.(a)(b)	11,289	543,114
WSFS Financial Corp.	12,119	471,429
Total Financials		32,023,857

Health Care (12.89%)
AbbVie, Inc.	6,945	445,175
ABIOMED, Inc.(a)	4,423	521,649
Aetna, Inc.	3,429	401,604
Align Technology, Inc.(a)	5,443	505,655
AMAG Pharmaceuticals, Inc.(a)	16,899	402,703
Amgen, Inc.	2,697	458,652
AMN Healthcare Services, Inc.(a)	12,207	442,260
Amsurg Corp.(a)	5,541	359,722
Anika Therapeutics, Inc.(a)	8,728	412,311
Biogen, Inc.(a)	1,538	470,059
Cambrex Corp.(a)	9,571	409,926
Celgene Corp.(a)	3,949	421,516
Centene Corp.(a)	6,606	451,124
Cerner Corp.(a)	7,424	479,145
Charles River Laboratories International, Inc.(a)	5,443	452,912
Edwards Lifesciences Corp.(a)	4,484	516,377
Emergent BioSolutions, Inc.(a)	11,697	311,725
Enanta Pharmaceuticals, Inc.(a)	14,237	313,072
Ensign Group, Inc.	18,208	342,128
Five Prime Therapeutics, Inc.(a)	12,035	529,299
Gilead Sciences, Inc.	4,320	338,602
Globus Medical, Inc., Class A(a)	15,683	364,316
HCA Holdings, Inc.(a)	5,282	399,055
HealthSouth Corp.	10,968	446,507

Security Description	Shares	Value
Health Care (continued)
Illumina, Inc.(a)	2,582	$434,654
IMS Health Holdings, Inc.(a)	15,072	449,447
INC Research Holdings, Inc., Class A(a)	9,494	414,223
Insys Therapeutics, Inc.(a)(b)	21,828	311,486
Johnson & Johnson	3,585	427,834
Lannett Co., Inc.(a)	19,407	657,121
Lexicon Pharmaceuticals, Inc.(a)(b)	34,547	479,512
Ligand Pharmaceuticals, Inc.(a)	3,959	409,004
Masimo Corp.(a)	9,913	586,255
McKesson Corp.	2,460	454,165
Medivation, Inc.(a)	10,366	835,085
MiMedx Group, Inc.(a)(b)	47,256	342,133
PAREXEL International Corp.(a)	6,541	444,984
PDL BioPharma, Inc.	132,381	385,229
Phibro Animal Health Corp., Class A	15,690	380,796
Prestige Brands Holdings, Inc.(a)	7,484	360,205
Regeneron Pharmaceuticals, Inc.(a)	1,051	412,570
ResMed, Inc.	6,578	438,687
SciClone Pharmaceuticals, Inc.(a)	42,385	426,817
Sucampo Pharmaceuticals, Inc., Class A(a)	34,886	382,351
Teleflex, Inc.	2,611	478,048
United Therapeutics Corp.(a)	3,219	393,619
UnitedHealth Group, Inc.	3,099	421,619
Varian Medical Systems, Inc.(a)	4,975	478,247
VCA, Inc.(a)	7,030	497,794
Veeva Systems, Inc., Class A(a)	15,294	625,830
Total Health Care		22,123,209

Industrials (17.98%)
AAON, Inc.	15,178	429,537
Alaska Air Group, Inc.	4,828	326,035
Albany International Corp., Class A	10,466	443,026
Allegiant Travel Co.	2,275	314,496
AMERCO	1,111	381,862
American Airlines Group, Inc.	9,176	333,089
American Railcar Industries, Inc.	9,707	402,452
American Woodmark Corp.(a)	5,681	494,247
AO Smith Corp.	5,279	509,318
CEB, Inc.	6,411	385,942
Cintas Corp.(a)	4,310	506,468
Comfort Systems USA, Inc.	13,404	380,540
Copart, Inc.(a)	9,552	487,343
Delta Air Lines, Inc.	8,096	297,528
Deluxe Corp.	6,494	442,696
Douglas Dynamics, Inc.	17,266	553,893
Dycom Industries, Inc.(a)	6,834	554,374
Emerson Electric Co.	7,610	400,895
Expeditors International of Washington, Inc.	8,032	406,821
Fortune Brands Home & Security, Inc.	7,309	464,560
GATX Corp.(b)	8,413	368,910
General Dynamics Corp.	2,905	442,199
Gibraltar Industries, Inc.(a)	14,900	568,584
Graco, Inc.	4,788	352,732
Greenbrier Cos., Inc.(b)	15,072	510,790
Hawaiian Holdings, Inc.(a)	8,511	399,847
HEICO Corp., Class A	8,731	496,619
Security Description	Shares	Value
Industrials (continued)
Herman Miller, Inc.	13,837	$499,101
Hexcel Corp.	8,870	397,819
HNI Corp.	10,884	607,763
Illinois Tool Works, Inc.	3,949	469,339
ITT, Inc.	10,860	392,915
JB Hunt Transport Services, Inc.	4,725	375,118
JetBlue Airways Corp.(a)	19,081	304,342
John Bean Technologies Corp.	7,143	490,581
Kforce, Inc.	21,953	424,790
Knoll, Inc.	19,782	523,432
Landstar System, Inc.	6,138	424,934
Lockheed Martin Corp.	1,778	432,001
Lydall, Inc.(a)	12,223	587,193
Matson, Inc.	10,191	393,271
Old Dominion Freight Line, Inc.(a)	5,748	408,855
PACCAR, Inc.	7,239	433,182
Patrick Industries, Inc.(a)	9,126	584,338
PGT, Inc.(a)	42,430	505,341
Pitney Bowes, Inc.	19,205	360,286
Proto Labs, Inc.(a)	5,248	287,171
Robert Half International, Inc.	9,161	351,141
Rollins, Inc.	14,029	399,826
Saia, Inc.(a)	14,638	445,434
Simpson Manufacturing Co., Inc.	10,874	477,151
Snap-on, Inc.	2,489	381,539
Southwest Airlines Co.	8,858	326,683
Spirit AeroSystems Holdings, Inc., Class A(a)	8,408	385,255
Spirit Airlines, Inc.(a)	8,282	331,197
Stanley Black & Decker, Inc.	3,867	478,541
Swift Transportation Co.(a)(b)	23,468	436,739
Toro Co.	4,618	448,639
Trex Co., Inc.(a)	8,929	553,062
Trinity Industries, Inc.	21,487	524,712
Union Pacific Corp.	4,817	460,168
United Continental Holdings, Inc.(a)	6,658	335,630
United Parcel Service, Inc., Class B	3,811	416,237
United Rentals, Inc.(a)	6,496	534,686
Universal Forest Products, Inc.	4,942	539,419
USG Corp.(a)	18,059	495,358
Verisk Analytics, Inc.(a)	5,052	419,569
Virgin America, Inc.(a)(b)	13,319	741,735
Wabash National Corp.(a)	32,001	446,414
Wabtec Corp.	4,999	382,973
Total Industrials		30,868,683

Information Technology (18.04%)
Akamai Technologies, Inc.(a)	7,068	388,033
Alliance Data Systems Corp.(a)	1,839	376,223
Alphabet, Inc., Class A(a)	513	405,193
Ambarella, Inc.(a)(b)	10,261	739,202
Amphenol Corp., Class A	6,959	433,615
Apple, Inc.	3,695	392,040
Applied Materials, Inc.	19,425	579,642
Arista Networks, Inc.(a)(b)	6,892	549,155
Aspen Technology, Inc.(a)	11,188	508,606
Automatic Data Processing, Inc.	4,424	397,319
Broadridge Financial Solutions, Inc.	6,885	477,131
Brocade Communications Systems, Inc.	38,009	341,321

Security Description	Shares	Value
Information Technology (continued)
Cadence Design Systems, Inc.(a)	17,061	$434,032
Cardtronics PLC, Class A(a)	11,210	503,441
CDW Corp.	9,373	418,504
Cirrus Logic, Inc.(a)	11,052	560,889
Cisco Systems, Inc.	13,976	439,405
Citrix Systems, Inc.(a)	5,024	438,093
Cognizant Technology Solutions Corp., Class A(a)	6,660	382,550
CSG Systems International, Inc.	9,796	428,281
Ebix, Inc.	9,988	569,316
Ellie Mae, Inc.(a)	4,709	460,870
EPAM Systems, Inc.(a)	5,494	374,746
ExlService Holdings, Inc.(a)	8,024	410,668
F5 Networks, Inc.(a)	3,903	479,015
Facebook, Inc., Class A(a)	3,493	440,537
Fiserv, Inc.(a)	3,911	403,029
Genpact, Ltd.(a)	14,893	352,368
Global Payments, Inc.	6,613	502,257
GrubHub, Inc.(a)	16,408	665,673
GTT Communications, Inc.(a)	24,953	529,752
Integrated Device Technology, Inc.(a)	19,452	390,791
Intel Corp.	12,215	438,396
InterDigital, Inc.	7,400	528,434
IPG Photonics Corp.(a)	4,342	377,667
j2 Global, Inc.	6,715	457,762
Jack Henry & Associates, Inc.	4,760	415,405
Juniper Networks, Inc.	15,036	347,031
Keysight Technologies, Inc.(a)	14,750	448,843
KLA-Tencor Corp.	5,550	384,393
Lam Research Corp.	5,014	467,906
Linear Technology Corp.	8,836	514,609
Manhattan Associates, Inc.(a)	6,830	413,352
Mastercard, Inc., Class A	4,324	417,828
Methode Electronics, Inc.	14,007	513,357
MicroStrategy, Inc., Class A(a)	2,331	388,788
MKS Instruments, Inc.	11,133	542,622
NeuStar, Inc., Class A(a)(b)	14,715	373,908
NIC, Inc.(a)	22,201	510,179
Paychex, Inc.	7,272	441,192
Pegasystems, Inc.	15,676	403,657
Photronics, Inc.(a)	39,284	375,555
Rambus, Inc.(a)	30,107	416,079
Rubicon Project, Inc.(a)	23,786	202,181
Sanmina Corp.(a)	18,293	480,740
Skyworks Solutions, Inc.	5,246	392,716
Super Micro Computer, Inc.(a)	12,196	263,799
Sykes Enterprises, Inc.(a)	13,387	391,302
Synaptics, Inc.(a)	4,648	264,797
Syntel, Inc.(a)	8,650	399,371
Tessera Technologies, Inc.	12,858	431,257
Texas Instruments, Inc.	6,933	482,121
Ubiquiti Networks, Inc.(a)(b)	12,329	633,711
Vantiv, Inc., Class A(a)	7,511	403,641
VASCO Data Security International, Inc.(a)	26,658	485,975
Visa, Inc., Class A	5,373	434,676
VMware, Inc., Class A(a)(b)	7,863	576,594
Web.com Group, Inc.(a)	22,290	389,183
WebMD Health Corp.(a)	6,653	343,095
Security Description	Shares	Value
Information Technology (continued)
Western Union Co.	20,914	$450,069
Total Information Technology		30,973,888

Materials (2.27%)
Dow Chemical Co.	7,699	412,974
Eagle Materials, Inc.	6,134	492,990
Eastman Chemical Co.	5,545	376,450
Graphic Packaging Holding Co.	30,582	438,546
Headwaters, Inc.(a)	21,018	381,056
Packaging Corp. of America	7,124	560,160
Sealed Air Corp.	8,325	392,357
Sherwin-Williams Co.	1,366	387,548
Westlake Chemical Corp.	8,623	446,844
Total Materials		3,888,925

Telecommunication Services (0.88%)
CenturyLink, Inc.	12,337	342,969
Inteliquent, Inc.	24,283	404,069
Level 3 Communications, Inc.(a)	7,583	376,344
Verizon Communications, Inc.	7,343	384,259
Total Telecommunication Services		1,507,641

Utilities (0.68%)
PPL Corp.	10,588	368,251
Questar Corp.	15,495	387,530
SCANA Corp.	5,725	404,471
Total Utilities		1,160,252

TOTAL COMMON STOCKS
(Cost $154,276,483)		165,647,516

LIMITED PARTNERSHIPS (2.20%)
Energy (2.20%)
Antero Midstream Partners LP	15,527	427,924
EQT Midstream Partners LP	5,232	411,288
Golar LNG Partners LP	26,547	515,543
Holly Energy Partners LP	12,316	400,639
Magellan Midstream Partners LP	5,734	403,272
Spectra Energy Partners LP	8,227	375,398
Tallgrass Energy Partners LP	10,588	487,895
Tesoro Logistics LP	8,977	430,537
Valero Energy Partners LP	7,908	331,266

TOTAL LIMITED PARTNERSHIPS
(Cost $4,044,127)		3,783,762

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (5.95%)
Money Market Fund (1.27%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio
(Cost $2,174,639)	0.359%	2,174,639	2,174,639

	Shares	Value
SHORT TERM INVESTMENTS (continued)
Investments Purchased With Collateral From Securities Loaned (4.68%)
State Street Navigator Securities Lending Prime Portfolio, 0.41%
(Cost $8,034,385)	8,034,385	$8,034,385

TOTAL SHORT TERM INVESTMENTS
(Cost $10,209,024)		10,209,024

TOTAL INVESTMENTS (104.64%)
(Cost $168,529,634)		$179,640,302

NET OTHER ASSETS AND LIABILITIES (-4.64%)		(7,965,407)

NET ASSETS (100.00%)		$171,674,895

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $7,803,209.

See Notes to Quarterly Schedule of Investments.

COHEN & STEERS GLOBAL REALTY MAJORS ETF	SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.60%)
Australia (8.38%)
Dexus Property Group	103,660	$757,243
Goodman Group	170,030	969,897
The GPT Group	193,731	776,041
Scentre Group, Ltd.	574,545	2,146,043
Stockland	257,751	939,507
Vicinity Centres	354,464	881,776
Westfield Corp.	206,316	1,584,681
Total Australia		8,055,188

Brazil (0.26%)
BR Malls Participacoes SA(a)	65,610	250,924

Canada (1.18%)
Allied Properties Real Estate Investment Trust	8,600	241,527
Boardwalk Real Estate Investment Trust	4,047	155,504
RioCan Real Estate Investment Trust	35,054	736,150
Total Canada		1,133,181

France (4.63%)
Gecina SA	3,821	597,764
Klepierre	20,361	954,118
Unibail-Rodamco SE	10,569	2,900,142
Total France		4,452,024

Germany (4.44%)
alstria office REIT-AG	11,638	162,270
Deutsche EuroShop AG	4,795	220,710
Deutsche Wohnen AG	36,249	1,362,624
LEG Immobilien AG	6,810	664,745
Vonovia SE	47,727	1,857,176
Total Germany		4,267,525

Hong Kong (10.60%)
Cheung Kong Property Holdings, Ltd.	299,000	2,100,598
China Overseas Land & Investment, Ltd.	471,000	1,557,341
Hang Lung Properties, Ltd.	232,000	528,744
Hongkong Land Holdings, Ltd.	127,000	824,230
Link REIT	242,164	1,760,614
Sun Hung Kai Properties, Ltd.	172,000	2,421,177
The Wharf Holdings, Ltd.	140,700	993,917
Total Hong Kong		10,186,621

Japan (10.10%)
Japan Real Estate Investment Corp.	143	840,323
Japan Retail Fund Investment Corp.	279	626,412
Mitsubishi Estate Co., Ltd.	151,000	2,856,106
Mitsui Fudosan Co., Ltd.	108,000	2,325,656
Nippon Building Fund, Inc.	153	936,056
Nomura Real Estate Master Fund, Inc.	455	750,674
Sumitomo Realty & Development Co., Ltd.	52,000	1,372,309
Total Japan		9,707,536

Security Description	Shares	Value
Singapore (1.90%)
Ascendas Real Estate Investment Trust	247,805	$445,611
CapitaLand Mall Trust	286,747	454,603
CapitaLand, Ltd.	271,000	610,642
City Developments, Ltd.	51,200	319,049
Total Singapore		1,829,905

Spain (0.40%)
Merlin Properties Socimi SA	33,100	384,721

Sweden (0.47%)
Castellum AB	29,723	449,283

Switzerland (0.43%)
PSP Swiss Property AG	4,378	419,305

United Kingdom (4.30%)
The British Land Co. PLC	110,429	961,416
Derwent London PLC	12,118	434,737
Hammerson PLC	84,674	644,900
Intu Properties PLC	88,175	365,887
Land Securities Group PLC	86,440	1,241,786
Segro PLC	81,296	483,809
Total United Kingdom		4,132,535

United States (52.51%)
Alexandria Real Estate Equities, Inc.	8,423	927,288
American Campus Communities, Inc.	14,135	708,305
AvalonBay Communities, Inc.	14,859	2,600,474
Boston Properties, Inc.	16,567	2,321,534
Digital Realty Trust, Inc.	15,803	1,565,919
Douglas Emmett, Inc.	15,273	573,654
Equinix, Inc.	7,499	2,764,506
Equity Residential	39,417	2,556,981
Essex Property Trust, Inc.	7,084	1,608,776
Extra Space Storage, Inc.	13,503	1,087,667
Federal Realty Investment Trust	7,650	1,216,350
General Growth Properties, Inc.	62,945	1,834,217
HCP, Inc.	50,430	1,983,412
Highwoods Properties, Inc.	10,428	553,101
Host Hotels & Resorts, Inc.	80,623	1,436,702
Kilroy Realty Corp.	10,006	726,736
Kimco Realty Corp.	45,393	1,364,060
The Macerich Co.	13,657	1,118,372
ProLogis, Inc.	56,674	3,009,956
Public Storage	15,949	3,571,619
Realty Income Corp.	27,791	1,826,702
Regency Centers Corp.	11,086	892,866
Simon Property Group, Inc.	17,664	3,806,062
SL Green Realty Corp.	10,785	1,269,610
UDR, Inc.	28,779	1,041,224
Ventas, Inc.	36,601	2,659,795
Vornado Realty Trust	19,184	1,981,899
Weingarten Realty Investors	12,552	517,770

Security Description		Shares	Value
United States (52.51%) (continued)
Welltower, Inc.		38,493	$2,954,338
Total United States			50,479,895

TOTAL COMMON STOCKS
(Cost $78,977,869)			95,748,643

	7 Day Yield

SHORT TERM INVESTMENTS (0.40%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.359%	383,429	383,429

TOTAL SHORT TERM INVESTMENTS
(Cost $383,429)			383,429

TOTAL INVESTMENTS (100.00%)
(Cost $79,361,298)			$96,132,072

NET OTHER ASSETS AND LIABILITIES (0.00%)			2,845

NET ASSETS (100.00%)			$96,134,917

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

RIVERFRONT DYNAMIC CORE INCOME ETF	SCHEDULE OF INVESTMENTS
	August 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (87.19%)
Consumer Discretionary (12.39%)
Charter Communications Operating LLC / Charter Communications Operating Capital, First Lien
3.58%, 07/23/2020(a)	$100,000	$104,735
Ford Motor Credit Co. LLC, Sr. Unsec.
3.34%, 03/18/2021	100,000	103,972
The Home Depot, Inc., Sr. Unsec.
2.63%, 06/01/2022	100,000	104,180
Total Consumer Discretionary		312,887

Consumer Staples (8.44%)
Anheuser-Busch InBev Finance, Inc., Sr. Unsec.
2.65%, 02/01/2021	100,000	103,227
PepsiCo, Inc., Sr. Unsec.
3.60%, 03/01/2024	100,000	109,960
Total Consumer Staples		213,187

Energy (16.60%)
Devon Energy Corp., Sr. Unsec.
3.25%, 05/15/2022	100,000	99,429
Enterprise Products Operating LLC, Sr. Unsec.
3.35%, 03/15/2023	100,000	103,746
Kinder Morgan, Inc., Sr. Unsec.
3.05%, 12/01/2019	100,000	102,808
Petroleos Mexicanos, Sr. Unsec.
8.00%, 05/03/2019	100,000	113,401
Total Energy		419,384

Financials (20.61%)
Bank of America Corp., Sr. Unsec.
3.30%, 01/11/2023	100,000	104,085
Berkshire Hathaway, Inc., Sr. Unsec.
3.13%, 03/15/2026	100,000	106,245
CIT Group, Inc., Sr. Unsec.
5.25%, 03/15/2018	100,000	104,500
The Goldman Sachs Group, Inc., Sr. Unsec.
2.55%, 10/23/2019	100,000	102,493
JPMorgan Chase & Co., Sub.
3.38%, 05/01/2023	100,000	103,366
Total Financials		520,689

Health Care (8.17%)
AbbVie, Inc., Sr. Unsec.
2.90%, 11/06/2022	100,000	102,947
Security Description	Principal Amount	Value
Health Care (continued)
Actavis Funding SCS, Sr. Unsec.
3.00%, 03/12/2020	$100,000	$103,336
Total Health Care		206,283

Industrials (4.14%)
General Electric Co., Sr. Unsec.
2.70%, 10/09/2022	100,000	104,600
Total Industrials		104,600

Information Technology (4.33%)
Flextronics International Ltd., Sr. Unsec.
5.00%, 02/15/2023	100,000	109,297
Total Information Technology		109,297

Telecommunication Services (8.41%)
AT&T, Inc., Sr. Unsec.
2.45%, 06/30/2020	100,000	102,166
Verizon Communications, Inc., Sr. Unsec.
4.50%, 09/15/2020	100,000	110,343
Total Telecommunication Services		212,509

Utilities (4.10%)
The Southern Co., Sr. Unsec.
2.95%, 07/01/2023	100,000	103,475
Total Utilities		103,475

TOTAL CORPORATE BONDS
(Cost $2,170,110)		2,202,311

GOVERNMENT BONDS (9.18%)
U.S. Treasury Bond
3.50%, 02/15/2039	100,000	126,121
2.50%, 05/15/2046	100,000	105,844

TOTAL GOVERNMENT BONDS
(Cost $238,143)		231,965

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.70%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.359%	68,076	68,076

TOTAL SHORT TERM INVESTMENTS
(Cost $68,076)			68,076

Value
TOTAL INVESTMENTS (99.07%)
(Cost $2,476,329)	$2,502,352

NET OTHER ASSETS AND LIABILITIES (0.93%)	23,641

NET ASSETS (100.00%)	$2,525,993

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $104,735, representing 4.15% of net assets.

See Notes to Quarterly Schedule of Investments.

RIVERFRONT DYNAMIC UNCONSTRAINED INCOME ETF	SCHEDULE OF INVESTMENTS
	August 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (87.77%)
Consumer Discretionary (14.71%)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., Sr. Unsec.
5.13%, 06/01/2022(a)	$150,000	$153,188
Cablevision Systems Corp., Sr. Unsec.
5.88%, 09/15/2022	150,000	141,750
Clear Channel Worldwide Holdings, Inc., Sr. Unsec.
6.50%, 11/15/2022	150,000	157,875
DISH DBS Corp., Sr. Unsec.
5.88%, 11/15/2024	150,000	148,500
International Game Technology PLC, First Lien
6.25%, 02/15/2022(a)	150,000	162,375
Total Consumer Discretionary		763,688

Consumer Staples (9.07%)
Smithfield Foods, Inc., Sr. Unsec.
6.63%, 08/15/2022	150,000	159,750
Spectrum Brands, Inc., Sr. Unsec.
5.75%, 07/15/2025	135,000	146,981
TreeHouse Foods, Inc., Sr. Unsec.
6.00%, 02/15/2024(a)	150,000	163,875
Total Consumer Staples		470,606

Energy (13.03%)
Cheniere Corpus Christi Holdings LLC, Sec.
7.00%, 06/30/2024(a)	100,000	107,500
Newfield Exploration Co., Sr. Unsec.
5.75%, 01/30/2022	150,000	156,375
Southwestern Energy Co., Sr. Unsec.
7.50%, 02/01/2018	10,000	10,563
5.80%, 01/23/2020(b)	100,000	100,500
Tesoro Logistics LP / Tesoro Logistics Finance Corp., Sr. Unsec.
6.38%, 05/01/2024	100,000	107,250
Weatherford International Ltd., Sr. Unsec.
9.63%, 03/01/2019	50,000	54,625
Williams Partners/ACMP Finance Corp., Sr. Unsec.
6.13%, 07/15/2022	134,000	139,338
Total Energy		676,151
Security Description	Principal Amount	Value
Financials (2.79%)
Navient Corp., Sr. Unsec.
6.13%, 03/25/2024	$150,000	$144,750
Total Financials		144,750

Industrials (15.10%)
ADT Corp., First Lien
6.25%, 10/15/2021	150,000	165,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp., Sr. Unsec.
4.88%, 03/15/2019	150,000	150,000
Owens-Brockway Glass Container, Inc., Sr. Unsec.
5.00%, 01/15/2022(a)	150,000	158,438
United Rentals North America Inc., Sr. Unsec.
5.88%, 09/15/2026	150,000	156,750
WESCO Distribution, Inc., Sr. Unsec.
5.38%, 06/15/2024(a)	150,000	153,750
Total Industrials		783,938

Information Technology (1.02%)
SS&C Technologies Holdings, Inc., Sr. Unsec.
5.88%, 07/15/2023	50,000	52,875
Total Information Technology		52,875

Materials (13.78%)
AK Steel Corp., First Lien
7.50%, 07/15/2023	150,000	163,125
ArcelorMittal, Sr. Unsec.
7.25%, 02/25/2022(b)	150,000	169,499
Teck Resources Ltd., Sr. Unsec.
8.00%, 06/01/2021(a)	50,000	54,094
8.50%, 06/01/2024(a)	100,000	112,750
United States Steel Corp., First Lien
8.38%, 07/01/2021(a)	150,000	163,500
Vale Overseas Ltd., Sr. Unsec.
5.88%, 06/10/2021	50,000	51,938
Total Materials		714,906

Real Estate (3.02%)
Iron Mountain, Inc., Sr. Sub.
5.75%, 08/15/2024	150,000	156,465
Total Real Estate		156,465

Telecommunication Services (9.39%)
CenturyLink, Inc., Sr. Unsec.
7.50%, 04/01/2024	150,000	163,031
Sprint Communications, Inc., Sr. Unsec.
9.00%, 11/15/2018(a)	150,000	165,750

Security Description	Principal Amount	Value
Telecommunication Services (continued)
T-Mobile USA, Inc., Sr. Unsec.
6.73%, 04/28/2022	$150,000	$158,250
Total Telecommunication Services		487,031

Utilities (5.86%)
Dynegy, Inc., Sr. Unsec.
7.63%, 11/01/2024	150,000	147,750
NRG Energy, Inc., Sr. Unsec.
7.25%, 05/15/2026(a)	150,000	156,525
Total Utilities		304,275

TOTAL CORPORATE BONDS
(Cost $4,357,243)		4,554,685

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (10.96%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.359%	568,664	568,664

TOTAL SHORT TERM INVESTMENTS
(Cost $568,664)			568,664

TOTAL INVESTMENTS (98.73%)
(Cost $4,925,907)			$5,123,349

NET OTHER ASSETS AND LIABILITIES (1.27%)			65,883

NET ASSETS (100.00%)			$5,189,232

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,551,745, representing 29.90% of net assets.

(b)	Represents a step bond. Rate disclosed is as of August 31, 2016.

See Notes to Quarterly Schedule of Investments.

RIVERFRONT DYNAMIC US DIVIDEND ADVANTAGE ETF	SCHEDULE OF INVESTMENTS
	August 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.85%)
Consumer Discretionary (11.58%)
Abercrombie & Fitch Co., Class A	2,166	$38,425
Amazon.com, Inc.(a)	131	100,760
Barnes & Noble, Inc.	2,810	32,203
Carnival Corp.	1,978	94,548
CBS Corp., Class B	486	24,801
Darden Restaurants, Inc.	1,338	82,474
The Home Depot, Inc.	251	33,664
International Game Technology PLC	3,687	84,174
Mattel, Inc.	2,642	87,529
NIKE, Inc., Class B	639	36,832
Scripps Networks Interactive, Inc., Class A	505	32,002
Starbucks Corp.	1,782	100,202
Total Consumer Discretionary		747,614

Consumer Staples (10.56%)
Altria Group, Inc.	1,973	130,396
Flowers Foods, Inc.	2,576	38,408
Hormel Foods Corp.	2,299	87,960
Kimberly-Clark Corp.	535	68,512
Philip Morris International, Inc.	1,430	142,899
Unilever NV, NY Shares	1,744	80,416
Walgreens Boots Alliance, Inc.	380	30,670
Wal-Mart Stores, Inc.	1,430	102,159
Total Consumer Staples		681,420

Energy (7.05%)
Chevron Corp.	611	61,454
Exxon Mobil Corp.	1,571	136,897
Noble Corp., PLC	14,603	84,113
ONEOK, Inc.	1,049	49,188
Transocean Ltd.(a)	7,414	71,916
The Williams Cos, Inc.	1,852	51,745
Total Energy		455,313

Financials (10.63%)
Berkshire Hathaway, Inc., Class B(a)	678	102,031
First American Financial Corp.	1,841	79,329
The Hartford Financial Services Group, Inc.	2,183	89,656
JPMorgan Chase & Co.	1,213	81,878
Old Republic International Corp.	2,571	49,440
People's United Financial, Inc.	2,097	34,076
T Rowe Price Group, Inc.	1,274	88,594
Umpqua Holdings Corp.	2,059	33,809
Waddell & Reed Financial, Inc., Class A	4,338	80,687
Security Description	Shares	Value
Financials (continued)
WisdomTree Investments, Inc.	4,476	$46,998
Total Financials		686,498

Health Care (14.74%)
Aetna, Inc.	783	91,705
Allergan PLC(a)	454	106,481
Anthem, Inc.	1,080	135,087
Cigna Corp.	534	68,491
Gilead Sciences, Inc.	323	25,317
Johnson & Johnson	280	33,415
Merck & Co., Inc	1,612	101,217
Owens & Minor, Inc.	2,625	90,221
PDL BioPharma, Inc.	23,336	67,908
Perrigo Co., PLC	952	86,622
Pfizer, Inc.	4,162	144,839
Total Health Care		951,303

Industrials (8.56%)
Boeing Co.	262	33,916
CH Robinson Worldwide, Inc.	825	57,272
Emerson Electric Co.	1,717	90,451
Expeditors International of Washington, Inc.	566	28,668
General Electric Co.	2,763	86,316
Honeywell International, Inc.	967	112,858
United Parcel Service, Inc., Class B	531	57,996
Waste Management, Inc.	1,332	85,168
Total Industrials		552,645

Information Technology (24.93%)
Alphabet, Inc., Class A(a)	179	141,383
Alphabet, Inc., Class C(a)	163	125,029
Apple, Inc.	1,732	183,766
Applied Materials, Inc.	941	28,079
Cognizant Technology Solutions Corp., Class A(a)	1,638	94,087
CSG Systems International, Inc.	771	33,708
Facebook, Inc., Class A(a)	912	115,021
FEI Co.	245	26,085
Ingram Micro, Inc., Class A	3,307	115,613
Intel Corp.	4,637	166,423
InterDigital, Inc.	708	50,558
International Business Machines Corp.	805	127,898
KLA-Tencor Corp.	373	25,834
Leidos Holdings, Inc.	1,650	66,842
Microsoft Corp.	1,125	64,643
NVIDIA Corp.	524	32,142
QUALCOMM, Inc.	1,462	92,208
Texas Instruments, Inc.	743	51,668
VeriSign, Inc.(a)	928	69,090
Total Information Technology		1,610,077

Materials (1.93%)
LyondellBasell Industries NV, Class A	1,249	98,533

Security Description	Shares	Value
Materials (continued)
The Valspar Corp.	246	$25,931
Total Materials		124,464

Real Estate (3.03%)
Corrections Corp. of America	1,852	29,502
Host Hotels & Resorts, Inc.	2,680	47,758
Lamar Advertising Co., Class A	529	32,973
Public Storage	230	51,506
Washington Prime Group, Inc.	2,446	33,608
Total Real Estate		195,347

Telecommunication Services (5.35%)
AT&T, Inc.	2,467	100,851
CenturyLink, Inc.	2,748	76,394
Verizon Communications, Inc.	1,582	82,786
Windstream Holdings, Inc.	10,007	85,160
Total Telecommunication Services		345,191

Utilities (1.49%)
Consolidated Edison, Inc.	631	47,483
Questar Corp.	1,951	48,794
Total Utilities		96,277

TOTAL COMMON STOCKS
(Cost $6,403,591)		6,446,149

TOTAL INVESTMENTS (99.85%)
(Cost $6,403,591)		$6,446,149

NET OTHER ASSETS AND LIABILITIES (0.15%)		9,681

NET ASSETS (100.00%)		$6,455,830

(a)	Non income producing security.

See Notes to Quarterly Schedule of Investments.

RIVERFRONT DYNAMIC US FLEX-CAP ETF	SCHEDULE OF INVESTMENTS
	August 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.81%)
Consumer Discretionary (13.99%)
Abercrombie & Fitch Co., Class A	1,187	$21,057
Amazon.com, Inc.(a)	86	66,148
BJ's Restaurants, Inc.(a)	280	11,122
Boyd Gaming Corp.(a)	705	13,748
Brinker International, Inc.	121	6,499
Carnival Corp.	1,272	60,802
Carter's, Inc.	28	2,668
Darden Restaurants, Inc.	838	51,654
Delphi Automotive PLC	449	31,726
Gannett Co., Inc	860	10,260
International Game Technology PLC	3,642	83,146
Kate Spade & Co.(a)	1,864	34,782
Mattel, Inc.	1,790	59,303
McDonald's Corp.	446	51,584
NIKE, Inc., Class B	425	24,497
Omnicom Group, Inc.	246	21,188
Polaris Industries, Inc.	35	3,032
The Priceline Group, Inc.(a)	12	17,001
Royal Caribbean Cruises Ltd.	762	54,186
Starbucks Corp.	1,440	80,971
Ulta Salon Cosmetics & Fragrance, Inc.(a)	89	22,002
Total Consumer Discretionary		727,376

Consumer Staples (9.38%)
Altria Group, Inc.	1,356	89,618
The Boston Beer Co., Inc., Class A(a)	156	28,493
Cal-Maine Foods, Inc.	290	13,323
Campbell Soup Co.	481	29,206
Kimberly-Clark Corp.	105	13,446
Mondelez International, Inc., Class A	1,063	47,856
Philip Morris International, Inc.	485	48,466
Procter & Gamble Co.	442	38,591
Unilever NV, CVA	623	28,572
Unilever NV, NY Shares	624	28,773
United Natural Foods, Inc.(a)	679	30,962
Walgreens Boots Alliance, Inc.	253	20,420
Wal-Mart Stores, Inc.	786	56,152
Whole Foods Market, Inc.	449	13,641
Total Consumer Staples		487,519

Energy (4.32%)
Atwood Oceanics, Inc.	1,186	9,369
Bill Barrett Corp.(a)	807	5,358
Chevron Corp.	425	42,747
Ensco PLC, Class A	1,290	9,791
Exxon Mobil Corp.	994	86,618
Hornbeck Offshore Services, Inc.(a)	887	4,852
Kinder Morgan, Inc.	1,657	36,205
Security Description	Shares	Value
Energy (continued)
National Oilwell Varco, Inc.	182	$6,104
Schlumberger Ltd.	295	23,305
Total Energy		224,349

Financials (11.86%)
Affiliated Managers Group, Inc.(a)	84	11,932
American Express Co.	478	31,347
American Financial Group, Inc.	45	3,382
Bank of the Ozarks, Inc.	171	6,700
Berkshire Hathaway, Inc., Class B(a)	475	71,482
Brookline Bancorp, Inc.	1,090	13,015
Capstead Mortgage Corp.	1,310	12,995
Citigroup, Inc.	782	37,333
East West Bancorp, Inc.	79	2,934
First American Financial Corp.	1,564	67,392
Franklin Resources, Inc.	1,546	56,429
The Hanover Insurance Group, Inc.	66	5,161
The Hartford Financial Services Group, Inc.	1,314	53,966
Interactive Brokers Group, Inc., Class A	333	11,948
Investment Technology Group, Inc.	405	6,229
Old Republic International Corp.	792	15,230
PrivateBancorp, Inc.	308	14,153
SEI Investments Co.	990	45,639
T Rowe Price Group, Inc.	604	42,002
Westwood Holdings Group, Inc.	130	6,507
WisdomTree Investments, Inc.	4,107	43,124
XL Group Ltd.	1,685	57,678
Total Financials		616,578

Health Care (13.67%)
Aetna, Inc.	447	52,353
Allergan PLC(a)	192	45,032
AmerisourceBergen Corp.	214	18,612
Cambrex Corp.(a)	144	6,168
Cigna Corp.	509	65,283
Danaher Corp.	415	33,785
DaVita HealthCare Partners, Inc.(a)	308	19,906
Express Scripts Holding Co.(a)	436	31,697
Gilead Sciences, Inc.	518	40,601
HCA Holdings, Inc.(a)	392	29,616
Johnson & Johnson	202	24,107
Lannett Co., Inc(a)	518	17,539
LifePoint Health, Inc.(a)	373	21,112
Merck & Co., Inc	1,189	74,656
Mettler-Toledo International, Inc.(a)	15	6,046
MiMedx Group, Inc.(a)	1,599	11,577
Owens & Minor, Inc.	1,583	54,408
Perrigo Co. PLC	623	56,687
Pfizer, Inc.	1,901	66,154
Phibro Animal Health Corp., Class A	599	14,538
Teleflex, Inc.	97	17,760
United Therapeutics Corp.(a)	27	3,302
Total Health Care		710,939

Security Description	Shares	Value
Industrials (12.16%)
AO Smith Corp.	45	$4,342
Boeing Co.	181	23,430
Carlisle Cos, Inc.	35	3,670
CH Robinson Worldwide, Inc.	771	53,523
CLARCOR, Inc.	104	6,809
Emerson Electric Co.	535	28,184
Expeditors International of Washington, Inc.	1,365	69,137
GATX Corp.	291	12,760
General Electric Co.	3,674	114,777
The Greenbrier Cos, Inc.	441	14,945
Honeywell International, Inc.	665	77,612
Insperity, Inc.	99	6,489
JetBlue Airways Corp.(a)	184	2,935
ManpowerGroup, Inc.	192	13,720
MSC Industrial Direct Co. Inc, Class A	192	14,024
Northrop Grumman Corp.	134	28,417
Powell Industries, Inc.	163	6,479
Robert Half International, Inc.	359	13,760
Simpson Manufacturing Co. Inc	325	14,261
Stericycle, Inc.(a)	123	10,576
United Parcel Service, Inc., Class B	349	38,118
Wabash National Corp.(a)	490	6,836
Wabtec Corp.	52	3,984
Waste Management, Inc.	994	63,556
Total Industrials		632,344

Information Technology (24.94%)
Advanced Micro Devices, Inc.(a)	2,375	17,575
Alphabet, Inc., Class A(a)	158	124,796
Alphabet, Inc., Class C(a)	158	121,194
Amphenol Corp., Class A	253	15,764
Apple, Inc.	1,454	154,270
Arrow Electronics, Inc.(a)	52	3,423
Avnet, Inc.	70	2,918
Benchmark Electronics, Inc.(a)	606	14,617
Bottomline Technologies de, Inc.(a)	350	8,082
CalAmp Corp.(a)	844	12,306
Cognizant Technology Solutions Corp., Class A(a)	1,417	81,392
Cree, Inc.(a)	582	13,974
Facebook, Inc., Class A(a)	975	122,967
FARO Technologies, Inc.(a)	208	6,781
Fiserv, Inc.(a)	101	10,408
Ingram Micro, Inc., Class A	1,751	61,215
Integrated Device Technology, Inc.(a)	1,165	23,405
Intel Corp.	3,008	107,957
International Business Machines Corp.	560	88,973
Ixia(a)	1,250	14,413
Knowles Corp.(a)	377	5,240
Mentor Graphics Corp.	297	7,131
Microsoft Corp.	1,205	69,239
MicroStrategy, Inc., Class A(a)	62	10,341
National Instruments Corp.	186	5,197
NVIDIA Corp.	336	20,610
Security Description	Shares	Value
Information Technology (continued)
QUALCOMM, Inc.	371	$23,399
Rambus, Inc.(a)	294	4,063
Salesforce.com, Inc.(a)	147	11,675
Sykes Enterprises, Inc.(a)	175	5,115
SYNNEX Corp.	244	25,905
Tech Data Corp.(a)	186	13,809
Tessera Technologies, Inc.	389	13,047
VeriFone Systems, Inc.(a)	277	5,501
VeriSign, Inc.(a)	665	49,509
Visa, Inc., Class A	128	10,355
WEX, Inc.(a)	108	10,725
Total Information Technology		1,297,291

Materials (2.34%)
Bemis Co., Inc	52	2,735
LyondellBasell Industries NV, Class A	148	11,676
Martin Marietta Materials, Inc.	129	23,611
Newmont Mining Corp.	433	16,558
Reliance Steel & Aluminum Co.	70	5,046
The Valspar Corp.	378	39,844
Vulcan Materials Co.	194	22,091
Total Materials		121,561

Real Estate (1.95%)
DiamondRock Hospitality Co.	1,452	15,377
Forestar Group, Inc.(a)	639	8,019
The GEO Group, Inc.	338	6,774
HFF, Inc., Class A	198	5,308
Jones Lang LaSalle, Inc.	27	3,152
The Macerich Co.	268	21,948
Public Storage	29	6,494
RE/MAX Holdings, Inc., Class A	127	5,288
The RMR Group, Inc., Class A	137	5,281
Summit Hotel Properties, Inc.	1,093	15,630
Washington Prime Group, Inc.	588	8,079
Total Real Estate		101,350

Telecommunication Services (2.67%)
AT&T, Inc.	1,567	64,058
Iridium Communications, Inc.(a)	720	5,998
Telephone & Data Systems, Inc.	493	13,740
Verizon Communications, Inc.	1,048	54,842
Total Telecommunication Services		138,638

Utilities (2.53%)
Alliant Energy Corp.	132	5,009
Avangrid, Inc.	240	9,984
Dominion Resources, Inc.	930	68,970
Duke Energy Corp.	181	14,418
The Southern Co.	253	12,986
Talen Energy Corp.(a)	1,455	20,094
Total Utilities		131,461

TOTAL COMMON STOCKS
(Cost $5,103,471)		5,189,406

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.04%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.359%	1,963	$1,963

TOTAL SHORT TERM INVESTMENTS
(Cost $1,963)			1,963

TOTAL INVESTMENTS (99.85%)
(Cost $5,105,434)			$5,191,369

NET OTHER ASSETS AND LIABILITIES (0.15%)			7,680

NET ASSETS (100.00%)			$5,199,049

(a)	Non income producing security.

See Notes to Quarterly Schedule of Investments.

RIVERFRONT STRATEGIC INCOME FUND	SCHEDULE OF INVESTMENTS
	August 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (93.57%)
Consumer Discretionary (22.01%)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., Sr. Unsec.
5.13%, 06/01/2022(a)	$4,671,000	$4,770,259
Cablevision Systems Corp., Sr. Unsec.
8.63%, 09/15/2017	4,586,000	4,879,504
DISH DBS Corp., Sr. Unsec.
7.88%, 09/01/2019	7,000,000	7,822,500
Dollar Tree, Inc., Sr. Unsec.
5.75%, 03/01/2023	8,450,000	9,136,562
DR Horton, Inc., Sr. Unsec.
4.38%, 09/15/2022	7,140,000	7,568,400
Goodyear Tire & Rubber Co., Sr. Unsec.
5.13%, 11/15/2023	8,400,000	8,820,000
Hanesbrands, Inc., Sr. Unsec.
4.63%, 05/15/2024(a)	2,500,000	2,628,125
International Game Technology PLC, First Lien
6.25%, 02/15/2022(a)	1,000,000	1,082,500
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec.
5.00%, 06/01/2024(a)	4,087,000	4,296,336
Lamar Media Corp., Sr. Sub.
5.00%, 05/01/2023	2,500,000	2,656,250
Lear Corp., Sr. Unsec.
4.75%, 01/15/2023	6,909,000	7,237,178
MGM Resorts International, Sr. Unsec.
6.75%, 10/01/2020	7,140,000	8,014,650
Service Corp. International, Sr. Unsec.
5.38%, 01/15/2022	3,000,000	3,153,900
5.38%, 05/15/2024	920,000	991,300
Total Consumer Discretionary		73,057,464

Consumer Staples (5.42%)
Pinnacle Foods Finance LLC, Sr. Unsec.
4.88%, 05/01/2021	2,000,000	2,075,000
5.88%, 01/15/2024(a)	7,039,000	7,619,718
Smithfield Foods, Inc., Sr. Unsec.
6.63%, 08/15/2022	1,000,000	1,065,000
Spectrum Brands, Inc., Sr. Unsec.
6.63%, 11/15/2022	645,000	693,375
5.75%, 07/15/2025	1,000,000	1,088,750
Security Description	Principal Amount	Value
Consumer Staples (continued)
TreeHouse Foods, Inc., Sr. Unsec.
6.00%, 02/15/2024(a)	$5,000,000	$5,462,500
Total Consumer Staples		18,004,343

Energy (12.69%)
Concho Resources, Inc., Sr. Unsec.
6.50%, 01/15/2022	5,434,000	5,678,530
5.50%, 04/01/2023	346,000	358,975
Kinder Morgan Energy Partners LP, Sr. Unsec.
5.00%, 10/01/2021	6,500,000	7,073,619
MPLX LP, Sr. Unsec.
5.50%, 02/15/2023(a)	2,000,000	2,077,238
Newfield Exploration Co., Sr. Unsec.
5.75%, 01/30/2022	7,000,000	7,297,500
Southwestern Energy Co., Sr. Unsec.
7.50%, 02/01/2018	396,000	418,275
Tesoro Corp., Sr. Unsec.
5.38%, 10/01/2022	8,044,000	8,355,705
Tesoro Logistics LP / Tesoro Logistics Finance Corp., Sr. Unsec.
5.88%, 10/01/2020	1,585,000	1,632,550
6.13%, 10/15/2021	1,000,000	1,049,375
Williams Partners/ACMP Finance Corp., Sr. Unsec.
6.13%, 07/15/2022	7,893,000	8,207,441
Total Energy		42,149,208

Financials (6.70%)
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsec.
4.63%, 10/30/2020	3,106,000	3,303,619
Ally Financial, Inc., Sr. Unsec.
4.75%, 09/10/2018	3,200,000	3,332,000
CIT Group, Inc., Sr. Unsec.
5.50%, 02/15/2019(a)	7,000,000	7,428,750
Navient Corp., Sr. Unsec.
6.00%, 01/25/2017	2,000,000	2,031,958
8.45%, 06/15/2018	1,000,000	1,092,500
5.50%, 01/15/2019	4,900,000	5,047,000
Total Financials		22,235,827

Health Care (4.35%)
DaVita HealthCare Partners, Inc., Sr. Unsec.
5.75%, 08/15/2022	6,000,000	6,315,000
Hologic, Inc., Sr. Unsec.
5.25%, 07/15/2022(a)	5,000,000	5,337,500
Tenet Healthcare Corp., First Lien
4.15%, 06/15/2020(b)	2,765,000	2,782,281
Total Health Care		14,434,781

Industrials (13.98%)
ADT Corp., First Lien
6.25%, 10/15/2021	9,500,000	10,450,000

Security Description	Principal Amount	Value
Industrials (continued)
Aircastle Ltd., Sr. Unsec.
6.25%, 12/01/2019	$500,000	$554,375
Case New Holland Industrial, Inc., Sr. Unsec.
7.88%, 12/01/2017	3,205,000	3,453,388
Owens-Brockway Glass Container, Inc., Sr. Unsec.
5.00%, 01/15/2022(a)	6,145,000	6,490,656
Silgan Holdings, Inc., Sr. Unsec.
5.00%, 04/01/2020	7,736,000	7,929,400
United Rentals North America, Inc., Sr. Unsec.
7.63%, 04/15/2022	4,000,000	4,285,000
5.75%, 11/15/2024	3,000,000	3,150,000
WESCO Distribution, Inc., Sr. Unsec.
5.38%, 12/15/2021	9,750,000	10,115,625
Total Industrials		46,428,444

Information Technology (2.44%)
Flextronics International Ltd., Sr. Unsec.
5.00%, 02/15/2023	2,682,000	2,931,348
SS&C Technologies Holdings, Inc., Sr. Unsec.
5.88%, 07/15/2023	4,900,000	5,181,750
Total Information Technology		8,113,098

Materials (12.07%)
AK Steel Corp., First Lien
7.50%, 07/15/2023	1,000,000	1,087,500
Ball Corp., Sr. Unsec.
5.00%, 03/15/2022	8,106,000	8,795,010
Cascades, Inc., Sr. Unsec.
5.50%, 07/15/2022(a)	500,000	505,000
Celanese US Holdings LLC, Sr. Unsec.
5.88%, 06/15/2021	7,220,000	8,271,376
Graphic Packaging International, Inc., Sr. Unsec.
4.75%, 04/15/2021	645,000	694,181
4.88%, 11/15/2022	4,615,000	4,874,594
Huntsman Intl LLC, Sr. Unsec.
4.88%, 11/15/2020	8,588,000	8,952,990
Teck Resources Ltd., Sr. Unsec.
8.00%, 06/01/2021(a)	2,545,000	2,753,372
Vale Overseas Ltd., Sr. Unsec.
5.88%, 06/10/2021	4,000,000	4,155,000
Total Materials		40,089,023

Real Estate (0.14%)
Corrections Corp., Sr. Unsec.
4.13%, 04/01/2020	500,000	481,250
Total Real Estate		481,250
Security Description	Principal Amount	Value
Telecommunication Services (10.01%)
CenturyLink, Inc., Sr. Unsec., Series V
5.63%, 04/01/2020	$8,525,000	$9,111,094
Frontier Communications Corp., Sr. Unsec.
8.13%, 10/01/2018	8,199,000	9,049,646
Sprint Communications, Inc., Sr. Unsec.
6.00%, 12/01/2016	5,000,000	5,056,250
T-Mobile USA, Inc., Sr. Unsec.
6.13%, 01/15/2022	4,000,000	4,235,000
6.73%, 04/28/2022	5,500,000	5,802,500
Total Telecommunication Services		33,254,490

Utilities (3.76%)
AES Corp., Sr. Unsec.
8.00%, 06/01/2020	4,135,000	4,889,638
Dynegy, Inc., Sr. Unsec.
6.75%, 11/01/2019	6,000,000	6,179,999
NRG Energy, Inc., Sr. Unsec.
7.63%, 01/15/2018	1,322,000	1,422,803
Total Utilities		12,492,440

TOTAL CORPORATE BONDS
(Cost $299,170,964)		310,740,368

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.78%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.359%	19,200,537	19,200,537

TOTAL SHORT TERM INVESTMENTS
(Cost $19,200,537)			19,200,537

TOTAL INVESTMENTS (99.35%)
(Cost $318,371,501)			$329,940,905

NET OTHER ASSETS AND LIABILITIES (0.65%)			2,163,737

NET ASSETS (100.00%)			$332,104,642

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $50,451,954, representing 15.19% of net assets.

(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at August 31, 2016.

See Notes to Quarterly Schedule of Investments.

SPROTT GOLD MINERS ETF	SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.94%)
Gold Mining (80.84%)
Agnico Eagle Mines Ltd.	527,155	$26,700,401
AngloGold Ashanti Ltd., Sponsored ADR(a)	575,385	9,257,945
Asanko Gold, Inc.(a)(b)	1,013,211	3,819,805
B2Gold Corp.(a)(b)	3,555,156	8,923,442
Barrick Gold Corp.	550,237	9,359,531
Cia de Minas Buenaventura SAA, ADR(a)	667,342	8,248,347
Gold Fields Ltd., Sponsored ADR	1,084,899	5,457,042
Harmony Gold Mining Co. Ltd., Sponsored ADR(a)	596,404	2,105,306
IAMGOLD Corp.(a)	547,987	2,027,552
Kinross Gold Corp.(a)	1,652,591	6,593,838
McEwen Mining, Inc.(a)(b)	1,254,364	4,302,468
New Gold, Inc.(a)	1,327,365	6,358,078
Randgold Resources Ltd., ADR(a)	422,437	39,561,225
Royal Gold, Inc.	359,944	26,391,094
Sandstorm Gold Ltd.(a)	401,794	2,117,454
Seabridge Gold, Inc.(a)(b)	100,401	1,059,231
Sibanye Gold Ltd., Sponsored ADR	298,578	4,607,059
Yamana Gold, Inc.	1,279,885	5,157,937
Total Gold Mining		172,047,755

Silver Mining (19.10%)
Coeur Mining, Inc.(a)(b)	426,754	5,436,846
Endeavour Silver Corp.(a)	811,658	3,506,363
First Majestic Silver Corp.(a)(b)	688,924	8,280,866
Fortuna Silver Mines, Inc.(a)	589,836	4,400,177
Hecla Mining Co.	1,002,326	5,592,979
Pan American Silver Corp.	559,807	9,746,240
Silver Standard Resources, Inc.(a)	314,528	3,686,268
Total Silver Mining		40,649,739

TOTAL COMMON STOCKS
(Cost $200,877,806)		212,697,494
7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (5.57%)
Money Market Fund (0.05%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio
(Cost $110,201)	0.359%	110,201	110,201

Investments Purchased with Collateral from Securities Loaned (5.52%)
State Street Navigator Securities Lending Prime Portfolio, 0.41%
(Cost $11,745,424)		11,745,424	11,745,424

	Shares	Value
TOTAL SHORT TERM INVESTMENTS
(Cost $11,855,625)		$11,855,625

TOTAL INVESTMENTS (105.51%)
(Cost $212,733,431)		$224,553,119

NET OTHER ASSETS AND LIABILITIES (-5.51%)		(11,719,665)

NET ASSETS (100.00%)		$212,833,454

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $13,005,548.

See Notes to Quarterly Schedule of Investments.

SPROTT JUNIOR GOLD MINERS ETF	SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.01%)
Gold Mining (77.42%)
Alacer Gold Corp.(a)	532,103	$1,196,968
Alamos Gold, Inc., Class A	623,810	4,379,146
Argonaut Gold, Inc.(a)	242,129	559,441
Asanko Gold, Inc.(a)	160,258	603,687
B2Gold Corp.(a)	2,055,197	5,171,687
Belo Sun Mining Corp.(a)	319,069	216,541
Centerra Gold, Inc.	198,174	991,323
China Gold International Resources Corp., Ltd.(a)	670,724	1,288,870
Continental Gold, Inc.(a)	111,389	287,943
Endeavour Mining Corp.(a)	196,569	2,982,860
Guyana Goldfields, Inc.(a)	352,387	2,214,175
Harmony Gold Mining Co. Ltd., Sponsored ADR(a)	364,374	1,286,240
IAMGOLD Corp.(a)	672,847	2,489,534
Kirkland Lake Gold, Inc.(a)	277,386	2,261,138
Klondex Mines Ltd.(a)	245,638	1,281,199
Newmarket Gold, Inc.(a)	437,814	1,318,717
NOVAGOLD RESOURCES, Inc.(a)(b)	273,528	1,408,669
Osisko Gold Royalties Ltd.	176,815	1,998,169
Premier Gold Mines Ltd.(a)	153,746	486,538
Pretium Resources, Inc.(a)(b)	152,997	1,471,831
Primero Mining Corp.(a)(b)	129,569	194,353
Richmont Mines, Inc.(a)	95,254	801,894
Sandstorm Gold Ltd.(a)	235,135	1,239,161
Seabridge Gold, Inc.(a)(b)	43,347	457,311
SEMAFO, Inc.(a)	514,777	2,186,448
Teranga Gold Corp.(a)	631,608	544,241
Torex Gold Resources, Inc.(a)	63,145	1,446,451
Total Gold Mining		40,764,535

Silver Mining (22.59%)
Coeur Mining, Inc.(a)	223,464	2,846,931
Endeavour Silver Corp.(a)	159,831	690,470
First Majestic Silver Corp.(a)	208,725	2,508,875
Fortuna Silver Mines, Inc.(a)	190,033	1,417,646
Great Panther Silver Ltd.(a)(b)	209,502	251,402
Hecla Mining Co.	377,238	2,104,988
MAG Silver Corp.(a)	36,323	538,724
Silver Standard Resources, Inc.(a)	78,565	920,782
Silvercorp Metals, Inc.(a)	229,744	611,413
Total Silver Mining		11,891,231

TOTAL COMMON STOCKS
(Cost $45,140,677)		52,655,766

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (3.32%)
Money Market Fund (0.04%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio
(Cost $20,906)	0.359%	20,906	20,906

	Shares	Value
SHORT TERM INVESTMENTS (continued)
Investments Purchased with Collateral from Securities Loaned (3.28%)
State Street Navigator Securities Lending Prime Portfolio, 0.41%
(Cost $1,724,680)	1,724,680	$1,724,680

TOTAL SHORT TERM INVESTMENTS
(Cost $1,745,586)		1,745,586

TOTAL INVESTMENTS (103.33%)
(Cost $46,886,263)		$54,401,352

NET LIABILITIES LESS OTHER ASSETS (3.33%)		(1,750,943)

NET ASSETS (100.00%)		$52,650,409

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $1,600,645.

See Notes to Quarterly Schedule of Investments.

SPROTT BUZZ SOCIAL MEDIA INSIGHTS ETF	SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.75%)
Consumer Discretionary (18.70%)
Comcast Corp., Class A	365	$23,820
Ford Motor Co.	12,573	158,420
General Motors Co.	2,800	89,376
The Home Depot, Inc.	311	41,711
Las Vegas Sands Corp.	339	17,021
Lowe's Cos., Inc.	623	47,697
Macy's, Inc.	169	6,114
McDonald's Corp.	227	26,255
NIKE, Inc., Class B	1,407	81,100
The Priceline Group, Inc.(a)	6	8,500
Sirius XM Holdings, Inc.(a)	37,000	153,180
Tesla Motors, Inc.(a)	694	147,135
The Walt Disney Co.	1,604	151,514
Wynn Resorts Ltd.	74	6,610
Total Consumer Discretionary		958,453

Consumer Staples (4.64%)
Altria Group, Inc.	624	41,240
The Coca-Cola Co.	1,347	58,500
CVS Health Corp.	721	67,342
Herbalife Ltd.(a)	192	11,664
The Procter & Gamble Co.	678	59,196
Total Consumer Staples		237,942

Energy (6.52%)
Cheniere Energy, Inc.(a)	770	33,033
Devon Energy Corp.	731	31,674
Energy Transfer Equity LP	2,495	44,661
Kinder Morgan, Inc./DE	6,827	149,170
Marathon Oil Corp.	747	11,220
Schlumberger Ltd.	298	23,542
Southwestern Energy Co.(a)	532	7,400
Valero Energy Corp.	127	7,029
The Williams Cos, Inc.	937	26,180
Total Energy		333,909

Financials (3.50%)
American International Group, Inc.	202	12,086
Bank of America Corp.	3,295	53,181
The Blackstone Group LP	292	8,007
Citigroup, Inc.	893	42,632
JPMorgan Chase & Co.	347	23,422
Morgan Stanley	417	13,369
Wells Fargo & Co.	523	26,568
Total Financials		179,265

Health Care (24.80%)
AbbVie, Inc.	2,322	148,840
Amgen, Inc.	319	54,249
Biogen, Inc.(a)	230	70,295
Bristol-Myers Squibb Co.	705	40,460
Celgene Corp.(a)	1,383	147,621
Gilead Sciences, Inc.	1,924	150,803
Johnson & Johnson	1,034	123,398
Security Description	Shares	Value
Health Care (continued)
Mallinckrodt PLC(a)	330	$24,598
Medivation, Inc.(a)	1,228	98,928
Merck & Co., Inc	711	44,644
OPKO Health, Inc.(a)	15,723	143,079
Pfizer, Inc.	1,318	45,866
Regeneron Pharmaceuticals, Inc.(a)	61	23,946
Valeant Pharmaceuticals International, Inc.(a)	5,311	154,178
Total Health Care		1,270,905

Industrials (7.53%)
The Boeing Co.	1,148	148,609
Delta Air Lines, Inc.	403	14,810
General Electric Co.	3,755	117,306
JetBlue Airways Corp.(a)	1,086	17,322
United Parcel Service, Inc., Class B	495	54,064
United Technologies Corp.	316	33,632
Total Industrials		385,743

Information Technology (24.66%)
Alphabet, Inc., Class A(a)	193	152,441
Apple, Inc.	1,421	150,768
Cisco Systems, Inc.	1,002	31,503
Corning, Inc.	535	12,139
Facebook, Inc., Class A(a)	1,251	157,776
HP, Inc.	1,577	22,662
Intel Corp.	4,433	159,100
International Business Machines Corp.	303	48,141
Microsoft Corp.	2,691	154,625
NVIDIA Corp.	953	58,457
Oracle Corp.	964	39,736
Skyworks Solutions, Inc.	555	41,547
Twitter, Inc.(a)	8,159	156,734
Visa, Inc., Class A	813	65,772
Western Digital Corp.	266	12,414
Total Information Technology		1,263,815

Materials (2.92%)
Alcoa, Inc.	14,835	149,537
Total Materials		149,537

Telecommunication Services (6.48%)
AT&T, Inc.	3,157	129,058
Frontier Communications Corp.	4,707	21,652
Sprint Corp.(a)	25,753	159,154
Verizon Communications, Inc.	422	22,083
Total Telecommunication Services		331,947

TOTAL COMMON STOCKS
(Cost $4,975,633)		5,111,516

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.17%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.359%	8,524	$8,524

TOTAL SHORT TERM INVESTMENTS
(Cost $8,524)			8,524

TOTAL INVESTMENTS (99.92%)
(Cost $4,984,157)			$5,120,040

NET OTHER ASSETS AND LIABILITIES (0.08%)			4,143

NET ASSETS (100.00%)			$5,124,183

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

U.S. EQUITY HIGH VOLATILITY PUT WRITE INDEX FUND	SCHEDULE OF INVESTMENTS
	August 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
SHORT TERM INVESTMENTS (101.33%)
U.S. Treasury Bill Discount Notes
0.275%, 09/01/2016(a)(b)	$7,500,000	$7,500,000
0.293%, 10/13/2016(a)	6,500,000	6,498,245
0.301%, 10/20/2016(a)(b)	20,000,000	19,994,040
0.243%, 11/03/2016(a)	2,000,000	1,999,060

TOTAL SHORT TERM INVESTMENTS
(Cost $35,988,734)		35,991,345

TOTAL INVESTMENTS (101.33%)
(Cost $35,988,734)		$35,991,345

NET LIABILITIES LESS OTHER ASSETS (-1.33%)		(470,789)

NET ASSETS (100.00%)		$35,520,556

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	All or a portion of this security is being held as collateral for written options.

SCHEDULE OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value
WRITTEN PUT OPTIONS
American Airlines	10/21/2016	$31.00	(287)	$(13,633)
Antero Resources Corp.	10/21/2016	22.50	(395)	(17,775)
Best Buy Co., Inc.	10/21/2016	28.00	(317)	(1,585)
BioMarin Pharmaceutical, Inc.	10/21/2016	85.00	(104)	(24,700)
Burlington Stores, Inc.	10/21/2016	65.00	(136)	(3,400)
CF Industries Holdings, Inc.	10/21/2016	20.00	(445)	(7,565)
Continental Resource	10/21/2016	40.00	(222)	(15,540)
Devon Energy Corp.	10/21/2016	37.00	(240)	(16,080)
Energen Corp.	10/21/2016	45.00	(197)	(9,357)
HD Supply Holdings, Inc.	10/21/2016	30.00	(296)	(5,920)
Hewlett Packard Enterprise Co.	10/21/2016	19.00	(468)	(14,040)
Illumina, Inc.	10/21/2016	150.00	(59)	(14,897)
Incyte Corp.	10/21/2016	70.00	(127)	(31,115)
Lululemon Athletica	10/21/2016	70.00	(127)	(20,447)
Mallinckrodt PLC	10/21/2016	70.00	(127)	(35,877)
Medivation, Inc.	10/21/2016	70.00	(127)	(6,033)
Monsanto Co.	10/21/2016	87.50	(101)	(5,555)
Murphy Oil Corp.	10/21/2016	25.00	(356)	(40,940)
Newmont Mining Corp.	10/21/2016	37.00	(240)	(41,880)
Palo Alto Networks, Inc.	10/21/2016	115.00	(77)	(8,470)
Qorvo, Inc.	10/21/2016	50.00	(178)	(11,570)
Range Resources Corp.	10/21/2016	34.00	(261)	(22,837)
salesforce.com, Inc.	10/21/2016	65.00	(136)	(5,508)
Signet Jewelers Ltd.	10/21/2016	80.00	(111)	(38,295)
Splunk, Inc.	10/21/2016	55.00	(161)	(28,175)
Targa Resources Corp.	10/21/2016	37.00	(240)	(17,400)
The Gap, Inc.	10/21/2016	23.00	(387)	(28,444)
The Kroger Co.	10/21/2016	27.50	(323)	(4,845)

	Expiration Date	Exercise Price	Contracts	Value
WRITTEN PUT OPTIONS (continued)
The Mosaic Co.	10/21/2016	$24.00	(370)	$(8,325)
Ulta Salon Cosmetics & Fragrance, Inc.	10/21/2016	230.00	(38)	(9,500)
United Continental	10/21/2016	40.00	(222)	(5,439)
Veeva Systems, Inc.	10/21/2016	33.00	(269)	(6,053)
Vertex Pharmaceuticals, Inc.	10/21/2016	85.00	(104)	(26,520)
Western Digital Corp.	10/21/2016	40.00	(222)	(13,320)
Westlake Chemical Corp.	10/21/2016	45.00	(197)	(12,313)
WestRock Co.	10/21/2016	37.50	(237)	(4,148)
Workday, Inc.	10/21/2016	65.00	(136)	(8,160)
Wynn Resorts Ltd.	10/21/2016	80.00	(111)	(22,533)
Zayo Group Holdings, Inc.	10/21/2016	25.00	(356)	(8,900)
Zillow Group, Inc.	10/21/2016	30.00	(296)	(19,240)
TOTAL WRITTEN PUT OPTIONS
(Premiums received $549,427)				$(636,334)

See Notes to Quarterly Schedule of Investments.

WORKPLACE EQUALITY PORTFOLIO	SCHEDULE OF INVESTMENTS
	August 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.55%)
Consumer Discretionary (22.34%)
Abercrombie & Fitch Co., Class A	2,425	$43,020
American Eagle Outfitters, Inc.	3,027	56,121
Aramark	1,355	51,395
Barnes & Noble Education, Inc.(a)	4,716	52,772
Barnes & Noble, Inc.	4,046	46,367
Best Buy Co., Inc.	1,524	58,644
Caesars Entertainment Corp.(a)	5,443	34,400
CBS Corp., Class B	830	42,355
Choice Hotels International, Inc.	985	47,763
Coach, Inc.	1,181	45,091
Comcast Corp., Class A	716	46,726
Darden Restaurants, Inc.	673	41,484
Ford Motor Co.	3,447	43,432
GameStop Corp., Class A	1,744	49,512
Gap, Inc.	2,338	58,146
General Motors Co.	1,558	49,731
Groupon, Inc.(a)	13,749	73,282
Hilton Worldwide Holdings, Inc.	2,086	49,793
The Home Depot, Inc.	355	47,613
Hyatt Hotels Corp., Class A(a)	947	50,646
InterContinental Hotels Group PLC, ADR	1,232	53,050
Interpublic Group of Cos., Inc.	1,903	44,035
L Brands, Inc.	667	50,832
Macy's, Inc.	1,398	50,580
Marriott International, Inc., Class A	689	49,146
Mattel, Inc.	1,419	47,011
McDonald's Corp.	369	42,679
MGM Resorts International(a)	1,872	44,722
Newell Rubbermaid, Inc.	928	49,258
NIKE, Inc., Class B	845	48,706
Nordstrom, Inc.	1,229	62,015
Office Depot, Inc.	13,791	50,751
Outerwall, Inc.	1,077	55,961
Pearson PLC, Sponsored ADR	3,923	44,565
Royal Caribbean Cruises Ltd.	614	43,662
Sears Holdings Corp.(a)	3,373	46,446
Sirius XM Holdings, Inc.(a)	11,481	47,531
Sony Corp., Sponsored ADR	1,624	52,228
Staples, Inc.	5,199	44,503
Starbucks Corp.	814	45,771
Starwood Hotels & Resorts Worldwide, Inc.	618	47,870
Target Corp.	675	47,378
Tesla Motors, Inc.(a)	207	43,886
Thomson Reuters Corp.	1,099	45,598
Tiffany & Co.	746	53,242
Time Warner, Inc.	635	49,790
Time, Inc.	2,716	38,296
TJX Cos., Inc.	596	46,154
Viacom, Inc., Class B	1,004	40,501
Visteon Corp.	624	44,117
Walt Disney Co.	459	43,357
Whirlpool Corp.	259	46,268
Security Description	Shares	Value
Consumer Discretionary (continued)
Wyndham Worldwide Corp.	656	$46,438
Wynn Resorts Ltd.	446	39,837
Total Consumer Discretionary		2,594,477

Consumer Staples (8.47%)
Avon Products, Inc.	11,481	65,442
Brown-Forman Corp., Class B	926	44,957
Campbell Soup Co.	720	43,719
Clorox Co.	339	44,423
Coca-Cola Co.	998	43,343
Colgate-Palmolive Co.	637	47,355
ConAgra Foods, Inc.	961	44,792
CVS Health Corp.	473	44,178
Diageo PLC, Sponsored ADR	436	49,041
The Estee Lauder Cos., Inc., Class A	493	43,990
General Mills, Inc.	687	48,653
Hershey Co.	467	46,649
Hormel Foods Corp.	1,293	49,470
Kellogg Co.	582	47,846
The Kraft Heinz Co.	530	47,430
The Kroger Co.	1,275	40,787
Mondelez International, Inc., Class A	1,022	46,011
Pepsi Co., Inc.	435	46,436
Procter & Gamble Co.	537	46,886
Unilever NV, NY Shares	1,038	47,862
Walgreens Boots Alliance, Inc.	544	43,906
Total Consumer Staples		983,176

Energy (0.77%)
Chevron Corp.	447	44,959
Royal Dutch Shell PLC, Class A - Sponsored ADR	913	44,646
Total Energy		89,605

Financials (22.06%)
American Express Co.	738	48,398
American International Group, Inc.	835	49,958
Ameriprise Financial, Inc.	469	47,406
Aon PLC	422	46,990
Bank of America Corp.	3,398	54,844
Bank of Montreal	719	47,670
Bank of New York Mellon Corp.	1,126	46,920
Barclays PLC, Sponsored ADR	4,960	45,186
BlackRock, Inc.	133	49,584
Capital One Financial Corp.	704	50,406
CBRE Group, Inc., Class A(a)	1,593	47,615
Charles Schwab Corp.	1,603	50,430
Chubb Corp.	360	45,695
Citigroup, Inc.	1,073	51,225
CNA Financial Corp.	1,475	49,132
Comerica, Inc.	1,078	50,979
Credit Suisse Group AG, Sponsored ADR	3,744	48,822
Deutsche Bank AG(a)	3,035	44,766
Discover Financial Services	860	51,600
FactSet Research Systems, Inc.	295	52,519
Fifth Third Bancorp	2,532	51,045
Genworth Financial, Inc., Class A(a)	15,028	71,082
Goldman Sachs Group, Inc.	308	52,194

Security Description	Shares	Value
Financials (continued)
Hartford Financial Services Group, Inc.	1,032	$42,384
HSBC Holdings PLC, Sponsored ADR	1,482	55,130
Huntington Bancshares, Inc.	4,858	48,629
Jones Lang LaSalle, Inc.	413	48,218
JPMorgan Chase & Co.	727	49,072
KeyCorp	3,923	49,273
M&T Bank Corp.	389	46,030
Marsh & McLennan Cos., Inc.	685	46,327
MetLife, Inc.	1,071	46,481
Moody's Corp.	466	50,649
Morgan Stanley	1,804	57,836
Northern Trust Corp.	652	46,025
PNC Financial Services Group, Inc.	539	48,564
Principal Financial Group, Inc.	1,073	52,652
Progressive Corp.	1,416	46,105
Prudential Financial, Inc.	630	50,009
Royal Bank of Canada	758	47,087
S&P Global, Inc.	420	51,887
State Street Corp.	786	55,209
Sun Life Financial, Inc.	1,353	42,660
SunTrust Banks, Inc.	1,110	48,918
T Rowe Price Group, Inc.	634	44,088
Toronto-Dominion Bank	1,050	46,830
The Travelers Cos., Inc.	401	47,603
UBS Group AG	3,205	46,312
US Bancorp	1,091	48,168
Voya Financial, Inc.	1,582	46,258
Wells Fargo & Co.	965	49,022
Weyerhaeuser Co., REIT	1,575	50,164
Total Financials		2,562,056

Health Care (8.43%)
AbbVie, Inc.	763	48,908
Aetna, Inc.	371	43,451
Baxter International, Inc.	1,014	47,384
Biogen, Inc.(a)	193	58,987
Boston Scientific Corp.(a)	2,038	48,545
Bristol-Myers Squibb Co.	648	37,189
Cardinal Health, Inc.	591	47,085
Cigna Corp.	351	45,019
Eli Lilly & Co.	609	47,350
GlaxoSmithKline PLC, Sponsored ADR	1,129	49,066
Henry Schein, Inc.(a)	258	42,258
Humana, Inc.	243	43,426
Johnson & Johnson	387	46,185
McKesson Corp.	251	46,340
Medtronic PLC	534	46,474
Merck & Co., Inc.	821	51,551
Novartis AG, Sponsored ADR	588	46,317
Pfizer, Inc.	1,344	46,771
St Jude Medical, Inc.	589	45,895
Thermo Fisher Scientific, Inc.	307	46,722
UnitedHealth Group, Inc.	326	44,352
Total Health Care		979,275

Industrials (11.09%)
3M Co.	266	47,678
Alaska Air Group, Inc.	749	50,580
Security Description	Shares	Value
Industrials (continued)
American Airlines Group, Inc.	1,552	$56,338
Boeing Co.	349	45,178
CEB, Inc.	726	43,705
Cummins, Inc.	399	50,118
Danaher Corp.	456	37,123
Eaton Corp. PLC	744	49,506
Fortive Corp.	228	12,009
General Electric Co.	1,476	46,110
Herman Miller, Inc.	1,442	52,013
Huron Consulting Group, Inc.(a)	748	47,019
IHS Markit Ltd.(a)	1,395	52,061
JetBlue Airways Corp.(a)	2,746	43,799
Lockheed Martin Corp.	188	45,678
ManpowerGroup, Inc.	615	43,948
Navigant Consulting, Inc.(a)	2,809	55,169
Northrop Grumman Corp.	208	44,111
Owens Corning	910	49,977
Raytheon Co.	332	46,523
Rockwell Automation, Inc.	393	45,560
Rockwell Collins, Inc.	522	43,686
Southwest Airlines Co.	1,137	41,933
Steelcase, Inc., Class A	2,927	43,729
United Continental Holdings, Inc.(a)	1,081	54,493
United Technologies Corp.	450	47,894
Virgin America, Inc.(a)	804	44,775
WW Grainger, Inc.	204	47,055
Total Industrials		1,287,768

Information Technology (17.74%)
Accenture PLC, Class A	382	43,930
Adobe Systems, Inc.(a)	480	49,109
Alphabet, Inc., Class C(a)	66	50,625
Apple, Inc.	481	51,034
Automatic Data Processing, Inc.	513	46,073
Booz Allen Hamilton Holding Corp.	1,575	47,817
Broadridge Financial Solutions, Inc.	724	50,173
CA, Inc.	1,371	46,491
Cisco Systems, Inc.	1,579	49,644
Convergys Corp.	1,768	52,739
Corning, Inc.	2,249	51,030
eBay, Inc.(a)	1,896	60,975
Electronic Arts, Inc.(a)	603	48,982
EMC Corp.	1,634	47,370
Facebook, Inc., Class A(a)	400	50,448
Harris Corp.	551	51,232
Hewlett Packard Enterprise Co.	2,424	52,068
HP, Inc.	3,485	50,079
Intel Corp.	1,427	51,215
International Business Machines Corp.	299	47,505
Intuit, Inc.	424	47,255
Lexmark International, Inc., Class A	1,201	43,008
LinkedIn Corp., Class A(a)	236	45,489
MasterCard, Inc., Class A	486	46,962
Microsoft Corp.	897	51,542
NCR Corp.(a)	1,559	52,772
NetApp, Inc.	1,848	63,922
Nokia OYJ, Sponsored ADR	8,239	46,715
NVIDIA Corp.	983	60,297
Oracle Corp.	1,170	48,227

Security Description	Shares	Value
Information Technology (continued)
PayPal Holdings, Inc.(a)	1,223	$45,434
QUALCOMM, Inc.	846	53,357
Salesforce.com, Inc.(a)	554	43,999
Symantec Corp.	2,286	55,161
Tech Data Corp.(a)	560	41,574
Texas Instruments, Inc.	728	50,625
Twitter, Inc.(a)	2,850	54,749
Visa, Inc., Class A	596	48,216
Xerox Corp.	4,663	45,931
Yahoo!, Inc.(a)	1,209	51,685
Yelp, Inc.(a)	1,689	64,993
Total Information Technology		2,060,452

Materials (3.44%)
Alcoa, Inc.	4,817	48,555
Ball Corp.	631	49,969
The Chemours Company	5,094	67,190
Dow Chemical Co.	865	46,399
Ecolab, Inc.	379	46,636
EI du Pont de Nemours & Co.	675	46,980
Monsanto Co.	415	44,197
Praxair, Inc.	403	49,182
Total Materials		399,108

Telecommunication Services (2.58%)
AT&T, Inc.	1,117	45,663
BT Group PLC, Sponsored ADR	1,560	40,123
Level 3 Communications, Inc.(a)	882	43,774
Sprint Corp.(a)	12,192	75,347
T-Mobile US, Inc.(a)	1,083	50,186
Verizon Communications, Inc.	846	44,271
Total Telecommunication Services		299,364

Utilities (2.63%)
American Electric Power Co., Inc	676	43,649
Edison International	611	44,432
Exelon Corp.	1,322	44,948
PG&E Corp.	718	44,473
Portland General Electric Co.	1,062	44,721
PPL Corp.	1,159	40,310
Sempra Energy	413	43,212
Total Utilities		305,745

TOTAL COMMON STOCKS
(Cost $10,601,379)		11,561,026

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.26%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.359%	30,729	30,729

TOTAL SHORT TERM INVESTMENTS
(Cost $30,729)			30,729
Value
TOTAL INVESTMENTS (99.81%)
(Cost $10,632,108)	$11,591,755

NET OTHER ASSETS AND LIABILITIES (0.19%)	21,098

NET ASSETS (100.00%)	$11,612,853

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

 ALPS ETF Trust
Notes to Quarterly Schedules of Investments
August 31, 2016 (Unaudited)

1. Portfolio Valuation

Each Fund’s Shares are listed on the New York Stock Exchange (“NYSE”) Arca. Each Fund’s Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market. Fixed-income obligations are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Listed put options are valued at the mean of the most recent bid and ask prices.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of each Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

The accounting records of each Fund are maintained in U.S. dollars.

Certain Funds may directly purchase securities of foreign issuers. Investments in non---U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund’s securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund’s ability to track their Index.

2. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, Exchange Traded Funds, Closed-End Funds and Limited Partnerships, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds may invest a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 2 in the hierarchy, due to their active trading, short-term maturity and liquidity.

Listed put options are valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 1 in the hierarchy, due to their active trading and short-term expiration.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at August 31, 2016:

Alerian Energy Infrastructure ETF

Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Canadian Energy Infrastructure Companies	$3,727,280	$–	$–	$3,727,280
U.S. Energy Infrastructure Companies	3,858,869	–	–	3,858,869
U.S. Energy Infrastructure MLPs	3,826,138	–	–	3,826,138
U.S. General Partners	4,028,729	–	–	4,028,729
Short-Term Investments	32,853	–	–	32,853
TOTAL	$15,473,869	$–	$–	$15,473,869

Alerian MLP ETF

Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships	$8,970,445,760	$–	$–	$8,970,445,760
Short Term Investments	15,119,994	–	–	15,119,994
TOTAL	$8,985,565,754	$–	$–	$8,985,565,754

ALPS Emerging Sector Dividend Dogs ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$16,701,613	$–	$–	$16,701,613
Short Term Investments	29,827	–	–	29,827
TOTAL	$16,731,440	$–	$–	$16,731,440

ALPS Equal Sector Weight ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$142,084,536	$–	$–	$142,084,536
Short Term Investments	82,571	–	–	82,571
TOTAL	$142,167,107	$–	$–	$142,167,107

ALPS International Sector Dividend Dogs ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$159,497,589	$–	$–	$159,497,589
Short Term Investments	324,389	–	–	324,389
TOTAL	$159,821,978	$–	$–	$159,821,978

ALPS Medical Breakthroughs ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$129,001,714	$–	$–	$129,001,714
Rights	–	4,781	–	4,781
Short Term Investments	78,441	–	–	78,441
Investments Purchased with Collateral from Securities Loaned	23,071,614	–	–	23,071,614
TOTAL	$152,151,769	$4,781	$–	$152,156,550

ALPS Sector Dividend Dogs ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$1,465,094,115	$–	$–	$1,465,094,115
Short Term Investments	3,560,428	–	–	3,560,428
TOTAL	$1,468,654,543	$–	$–	$1,468,654,543

Barron's 400 ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$165,647,516	$–	$–	$165,647,516
Limited Partnerships	3,783,762	–	–	3,783,762
Short Term Investments	2,174,639	–	–	2,174,639
Investments Purchased with Collateral from Securities Loaned	8,034,385	–	–	8,034,385
TOTAL	$179,640,302	$–	$–	$179,640,302

Cohen & Steers Global Realty Majors ETF

Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$95,748,643	$–	$–	$95,748,643
Short Term Investments	383,429	–	–	383,429
TOTAL	$96,132,072	$–	$–	$96,132,072

RiverFront Dynamic Core Income ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$2,202,311	$–	$2,202,311
Government Bonds	–	231,965	–	231,965
Short Term Investments	68,076	–	–	68,076
TOTAL	$68,076	$2,434,276	$–	$2,502,352

RiverFront Dynamic Unconstrained Income ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$4,554,685	$–	$4,554,685
Short Term Investments	568,664	–	–	568,664
TOTAL	$568,664	$4,554,685	$–	$5,123,349

RiverFront Dynamic US Dividend Advantage ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$6,446,149	$–	$–	$6,446,149
TOTAL	$6,446,149	$–	$–	$6,446,149

RiverFront Dynamic US Flex-Cap ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$5,189,406	$–	$–	$5,189,406
Short Term Investments	$1,963	$–	$–	$1,963
TOTAL	$5,191,369	$–	$–	$5,191,369

RiverFront Strategic Income Fund

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$310,740,368	$–	$310,740,368
Short Term Investments	19,200,537	–	–	19,200,537
TOTAL	$19,200,537	$310,740,368	$–	$329,940,905

Sprott Gold Miners ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$212,697,494	$–	$–	$212,697,494
Short Term Investments	110,201	–	–	110,201
Investments Purchased with Collateral from Securities Loaned	11,745,424	–	–	11,745,424
TOTAL	$224,553,119	$–	$–	$224,553,119

Sprott Junior Gold Miners ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$52,655,766	$–	$–	$52,655,766
Short Term Investments	20,906	–	–	20,906
Investments Purchased with Collateral from Securities Loaned	1,724,680	–	–	1,724,680
TOTAL	$54,401,352	$–	$–	$54,401,352

Sprott BUZZ Social Media Insights ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$5,111,516	$–	$–	$5,111,516
Short Term Investments	8,524	–	–	8,524
TOTAL	$5,120,040	$–	$–	$5,120,040

U.S. Equity High Volatility Put Write Index Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short Term Investments	$–	$35,991,345	$–	$35,991,345
Total	$–	$35,991,345	$–	$35,991,345

Other Financial Instruments**
Liabilities
Written Option Contracts	$(636,334)	$–	$–	$(636,334)
Total	$(636,334)	$–	$–	$(636,334)

Workplace Equality Portfolio

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$11,561,026	$–	$–	$11,561,026
Short Term Investments	30,729	–	–	30,729
TOTAL	$11,591,755	$–	$–	$11,591,755

*	For a detailed sector or country breakdown, see the accompanying Schedule of Investments.
**	Other financial instruments are instruments not reflected in the Schedule of Investments.

Each Fund recognizes transfers between levels as of the end of the period. For the nine months or period ended August 31, 2016, the Funds did not have any significant transfers between Level 1 and Level 2 securities. The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

3. Derivative Instruments and Hedging Activities

The following discloses the U.S. Equity High Volatility Put Write Index Fund’s (the “Fund”) use of derivative instruments and hedging activities.

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Certain Funds’ investment objectives may permit the Fund to purchase investment securities but also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, foreign currency transactions, and purchased and written options.

Cash collateral that has been pledged to cover derivative obligations of a Fund, cash collateral received from the counterparty and non-cash collateral pledged by a Fund, if any, is noted in each Funds Schedule of Investments.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

Market Risk Factors:  In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Equity Risk:  Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Option Writing/Purchasing:  :  The Fund’s  investment objective permits the Fund to purchase derivative contracts, including written options. In doing so, the Fund will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

A written put option on an asset by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses

Put Option Risk: Options are generally subject to volatile swings in price based on changes in value of the underlying instrument, and the options written by the Fund may be particularly subject to this risk because the underlying stocks are selected by the Index Provider to have high volatility. The Fund will incur a form of economic leverage through its use of options, which will increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. The Fund will either earmark or segregate sufficient liquid assets to cover their obligations under each option on an ongoing basis. Moreover, the options sold by the Fund may have imperfect correlation to the returns of their underlying stocks.

Equity Risk:  The value of the options sold by the Fund is based on the value of the stocks underlying such options. Accordingly, the Fund is exposed to equity risk, which is the risk that the value of the stocks underlying options written by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of such stocks participate, or factors relating to specific companies. In such event, the value of the options sold by the Fund will likely decline. Additionally, if the value of the stocks underlying the options sold by the Fund increases, the Fund’s returns will not increase accordingly.

Implied Volatility Risk: When the Fund sells a listed put option, it gains the amount of the premium it receives, but also incurs a corresponding liability representing the value of the option it has sold (until the option is exercised and finishes in the money or expires worthless). The value of the options in which the Fund invests is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV. The Fund is therefore exposed to implied volatility risk before the options expire or are exercised. This is the risk that the value of the implied volatility of the options sold by the Fund will increase due to general market and economic conditions, perceptions regarding the industries in which the issuers of such stock participate, or factors relating to specific companies.

Transactions in written put option contracts during the nine months ended August 31, 2016 were as follows:

U.S. High Volatility Put Write Index Fund	Written Put Options
	Number of Contracts	Premiums Received

Options outstanding at November 30, 2015	(11,817)	$(1,451,726)
Options written	(61,004)	(5,607,277)
Options exercised	10,478	1,332,211
Options expired	49,481	4,779,169
Options closed	4,059	398,196

Options outstanding at August 31, 2016	(8,803)	(549,427)

Market Value at August 31, 2016		$(636,334)

The average written option contracts volume was $11,851 during the nine months ended August 31, 2016.

4. Lending of Portfolio Securities

ALPS Medical Breakthroughs ETF, Barron’s 400 ETF, Sprott Gold Miners ETF and Sprott Junior Gold Miners ETF (the “Funds”) have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held as SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and  by cash equivalents (including irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Schedule of Investments as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities. As of August 31, 2016, the market value of securities on loan and the total collateral received was as follows:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received
ALPS Medical Breakthroughs ETF	$22,080,123	$23,071,614	$1,050
Barron's 400 ETF	7,803,209	8,034,385	1,643
Sprott Gold Miners ETF	13,005,548	11,745,424	2,172,000
Sprott Junior Gold Miners ETF	1,600,645	1,724,680	–

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

5. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

As of August 31, 2016, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:
	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
Alerian Energy Infrastructure ETF	$1,441,751	$(4,162,452)	$(2,720,701)	$18,194,570
Alerian MLP ETF	3,079,042,492	(497,720,741)	2,581,321,751	6,404,244,003
ALPS Emerging Sector Dividend Dogs ETF	1,136,512	(1,454,923)	(318,411)	17,049,851
ALPS Equal Sector Weight ETF	30,312,195	(2,336,099)	27,976,096	114,191,011
ALPS International Sector Dividend Dogs ETF	4,844,719	(22,170,230)	(17,325,511)	177,147,489
ALPS Medical Breakthroughs ETF	5,689,808	(39,775,824)	(34,086,016)	186,242,566
ALPS Sector Dividend Dogs ETF	155,811,216	(41,909,698)	113,901,518	1,354,753,025
Barron's 400 ETF	23,053,400	(12,185,911)	10,867,489	168,772,813
Cohen & Steers Global Realty Majors ETF	18,726,208	(2,699,284)	16,026,924	80,105,148
RiverFront Dynamic Core Income ETF	32,201	(6,178)	26,023	2,476,329
RiverFront Dynamic Unconstrained Income ETF	198,662	(1,220)	197,442	4,925,907
RiverFront Dynamic US Dividend Advantage ETF	155,800	(113,242)	42,558	6,403,591
RiverFront Dynamic US Flex-Cap ETF	160,753	(74,818)	85,935	5,105,434
RiverFront Strategic Income Fund	11,555,815	(46,431)	11,509,384	318,431,521
Sprott Gold Miners ETF	29,087,395	(17,453,920)	11,633,475	212,919,644
Sprott Junior Gold Miners ETF	9,383,902	(1,940,666)	7,443,236	46,958,116
Sprott BUZZ Social Media Insights ETF	221,911	(103,676)	118,235	5,001,805
U.S. Equity High Volatility Put Write Index Fund	2,701	(90)	2,611	35,988,734
Workplace Equality Portfolio	1,434,469	(520,299)	914,170	10,677,585

6. Return of Capital Estimates

The Alerian MLP ETF (the “Alerian Fund”) expects a portion of the distributions it receives from Master Limited Partnerships (“MLPs”) to be treated as a tax-deferred return of capital, thus reducing the Alerian Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Alerian Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Alerian Fund.

7. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include, among other things, natural resource- based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners; the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this Report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended, and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this Report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99 Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	October 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	October 25, 2016

By:	/s/ Patrick D. Buchanan
Patrick D. Buchanan
Treasurer (Principal Financial Officer)

Date:	October 25, 2016